Diamond Hill Small Cap Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Common Stocks - 95.8%	Shares	Fair Value
Communication Services - 5.7%
Live Nation Entertainment, Inc. (a)(b)	835,289	$53,074,263

Consumer Discretionary - 14.1%
Aaron's, Inc.	315,508	16,595,721
Carter's, Inc.	132,567	13,361,428
Century Communities, Inc. (b)	157,119	3,766,142
Green Brick Partners, Inc. (b)	951,411	8,324,846
Red Rock Resorts, Inc., Class A	1,259,688	32,562,935
Tenneco, Inc., Class A	470,380	10,423,621
Vail Resorts, Inc. (a)	211,605	45,981,767
		131,016,460
Consumer Staples - 7.1%
B&G Foods, Inc. (a)	298,391	7,286,708
Cal-Maine Foods, Inc. (a)	498,317	22,239,888
Flowers Foods, Inc.	635,939	13,558,219
Post Holdings, Inc. (b)	206,705	22,613,527
		65,698,342
Energy - 3.3%
Cimarex Energy Co.	329,320	23,019,468
WPX Energy, Inc. (b)	591,401	7,753,267
		30,772,735
Financials - 26.3%
Assured Guaranty Ltd.	117,290	5,211,195
Bank OZK	1,128,897	32,715,435
BankUnited, Inc.	734,801	24,542,353
BOK Financial Corp.	130,173	10,615,608
Brighthouse Financial, Inc. (b)	239,575	8,694,177
Brown & Brown, Inc.	690,728	20,383,383
Cadence BanCorp	1,294,938	24,021,100
Enstar Group Ltd. (b)	145,293	25,280,982
First of Long Island Corp. (The)	486,038	10,658,813
Mr. Cooper Group, Inc. (b)	1,317,988	12,639,505
Popular, Inc.	182,443	9,510,754
ProAssurance Corp.	516,489	17,875,684
Reinsurance Group of America, Inc.	38,380	5,449,192

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

Common Stocks - 95.8% (Continued)	Shares	Fair Value
Financials - 26.3% (Continued)
RenaissanceRe Holdings Ltd.	80,248	$11,515,588
Sterling Bancorp	1,382,552	25,756,944
		244,870,713
Health Care - 2.6%
Acorda Therapeutics, Inc. (b)	225,268	2,993,812
BioScrip, Inc. (b)	2,313,196	4,626,392
Endo International plc (b)	448,880	3,604,506
Integer Holdings Corp. (b)	49,097	3,702,896
Natus Medical, Inc. (b)	379,477	9,631,126
		24,558,732
Industrials - 21.9%
Aircastle Ltd.	918,181	18,583,983
Alaska Air Group, Inc.	283,109	15,888,077
Allegiant Travel Co.	167,168	21,643,241
Arcosa, Inc.	225,922	6,901,917
Avis Budget Group, Inc. (b)	140,869	4,910,693
Colfax Corp. (a)(b)	349,750	10,380,580
Hub Group, Inc., Class A (b)	746,627	30,499,713
Hyster-Yale Materials Handling, Inc.	177,938	11,096,214
Kelly Services, Inc., Class A	284,618	6,278,673
Kirby Corp. (b)	309,274	23,229,570
SPX FLOW, Inc. (b)	387,214	12,352,127
Stericycle, Inc. (a)(b)	116,963	6,365,126
Toro Co. (The)	198,020	13,631,697
TriMas Corp. (b)	242,370	7,326,845
Trinity Industries, Inc.	673,181	14,628,223
		203,716,679
Information Technology - 4.8%
Broadridge Financial Solutions, Inc.	145,555	15,092,598
Sanmina Corp. (b)	595,956	17,193,331
WNS Holdings Ltd. - ADR (b)	222,313	11,842,614
		44,128,543
Materials - 0.8%
W.R. Grace & Co.	93,624	7,306,417

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

Common Stocks - 95.8% (Continued)	Shares	Fair Value
Real Estate - 7.6%
American Campus Communities, Inc. REIT	187,005	$8,897,698
CubeSmart REIT	713,653	22,865,442
iStar, Inc. REIT (a)	1,627,973	13,707,533
Jones Lang LaSalle, Inc.	52,038	8,023,219
Tanger Factory Outlet Centers, Inc. REIT (a)	708,152	14,857,029
Winthrop Realty Trust REIT (b)(c)	1,975,475	1,817,437
		70,168,358
Utilities - 1.6%
South Jersey Industries, Inc. (a)	171,826	5,510,460
UGI Corp.	172,697	9,570,868
		15,081,328

Total Common Stocks		$890,392,570

Registered Investment Companies - 13.2%	Shares	Fair Value
State Street Navigator Securities Lending Portfolio I, 2.65% (d)(e)	75,101,097	75,101,097

Total Investment Securities - 109.0% (Cost $747,174,930)		$965,493,667

Liabilities in Excess of Other Assets - (9.0)%		(35,591,227)

Net Assets - 100.0%		$929,902,440

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2019 was $119,720,541.
(b)	Non-income producing security.
(c)	Restricted and illiquid security not registered under the Securities Act of 1933 and valued at fair value by the Valuation & Liquidity Committee based on procedures approved by the Board of Trustees. This security was first acquired on March 17, 2011 with a total cost of $20,011,748 and represents 0.2% of net assets.
(d)	The rate shown is the 7-day effective yield as of March 31, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $75,101,097. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $47,774,319.

ADR - American Depositary Receipt

plc - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Common Stocks - 93.5%	Shares	Fair Value
Communication Services - 2.8%
Liberty Media Corp. - Liberty Formula One - Series C (a)	1,374,135	$48,163,432
TEGNA, Inc.	1,179,014	16,624,097
		64,787,529
Consumer Discretionary - 12.7%
Aaron's, Inc.	421,826	22,188,048
BorgWarner, Inc.	1,622,460	62,318,689
Carter's, Inc.	315,514	31,800,656
Hanesbrands, Inc. (b)	1,541,376	27,559,803
NVR, Inc. (a)	19,535	54,053,345
Red Rock Resorts, Inc., Class A	2,597,320	67,140,722
Vail Resorts, Inc.	113,931	24,757,206
		289,818,469
Consumer Staples - 8.3%
B&G Foods, Inc. (b)	941,305	22,986,668
Cal-Maine Foods, Inc. (b)	433,855	19,362,949
Coty, Inc., Class A	1,538,981	17,698,281
Flowers Foods, Inc. (b)	1,715,085	36,565,612
Molson Coors Brewing Co., Class B	347,515	20,729,270
Post Holdings, Inc. (a)	661,844	72,405,734
		189,748,514
Energy - 4.0%
Cimarex Energy Co.	948,296	66,285,890
WPX Energy, Inc. (a)	1,910,674	25,048,936
		91,334,826
Financials - 25.2%
Bank OZK (b)	1,410,944	40,889,157
BankUnited, Inc.	1,993,043	66,567,636
BOK Financial Corp.	334,543	27,281,982
Brighthouse Financial, Inc. (a)	921,099	33,426,683
Brown & Brown, Inc.	783,980	23,135,250
Cadence BanCorp	1,408,363	26,125,134
Enstar Group Ltd. (a)	89,340	15,545,160
First Horizon National Corp.	748,496	10,463,974
First Republic Bank	400,785	40,262,861
Mr. Cooper Group, Inc. (a)(b)	2,757,793	26,447,235

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 93.5% (Continued)	Shares	Fair Value
Financials - 25.2% (Continued)
Navigators Group, Inc. (The)	437,474	$30,566,308
Popular, Inc.	229,231	11,949,812
ProAssurance Corp.	324,717	11,238,455
Reinsurance Group of America, Inc.	247,753	35,175,971
RenaissanceRe Holdings Ltd.	235,764	33,832,134
Sterling Bancorp	1,263,065	23,530,901
SVB Financial Group (a)	154,745	34,409,098
Willis Towers Watson plc	492,307	86,473,725
		577,321,476
Health Care - 2.3%
Boston Scientific Corp. (a)	1,344,647	51,607,552

Industrials - 15.6%
Aircastle Ltd.	1,121,495	22,699,059
Alaska Air Group, Inc.	670,894	37,650,571
Allegiant Travel Co.	296,184	38,346,942
Avis Budget Group, Inc. (a)(b)	330,210	11,511,121
Colfax Corp. (a)(b)	1,166,581	34,624,124
Hub Group, Inc., Class A (a)	1,333,532	54,474,782
Kirby Corp. (a)	765,956	57,530,955
Parker-Hannifin Corp.	85,903	14,742,673
Sensata Technologies Holding plc (a)	919,149	41,380,088
SPX FLOW, Inc. (a)	535,907	17,095,433
Stericycle, Inc. (a)(b)	496,285	27,007,830
		357,063,578
Information Technology - 7.7%
Avnet, Inc.	688,180	29,846,367
Broadridge Financial Solutions, Inc.	93,555	9,700,718
Juniper Networks, Inc.	1,126,666	29,822,849
Sanmina Corp. (a)	1,356,030	39,121,465
Worldpay, Inc., Class A (a)	596,305	67,680,617
		176,172,016
Materials - 2.9%
Axalta Coating Systems Ltd. (a)	1,961,519	49,449,894
RPM International, Inc.	298,360	17,316,814
		66,766,708

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 93.5% (Continued)	Shares	Fair Value
Real Estate - 8.8%
American Campus Communities, Inc. REIT	1,218,248	$57,964,240
CubeSmart REIT	1,806,910	57,893,396
iStar, Inc. REIT (b)	2,125,926	17,900,297
Jones Lang LaSalle, Inc.	136,477	21,042,024
Mid-America Apartment Communities, Inc. REIT	425,522	46,522,320
		201,322,277
Utilities - 3.2%
South Jersey Industries, Inc. (b)	194,954	6,252,175
UGI Corp.	1,199,329	66,466,813
		72,718,988

Total Common Stocks		$2,138,661,933

Registered Investment Companies - 11.9%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	3,901,033	39,439,444
State Street Institutional US Government Money Market Fund, Premier Class, 2.39% (d)	110,468,556	110,468,556
State Street Navigator Securities Lending Portfolio I, 2.65% (d)(e)	78,262,732	78,262,732
Total Registered Investment Companies		$228,170,732

Total Investment Securities - 105.4% (Cost $2,061,759,124)		$2,366,832,665

Liabilities in Excess of Other Assets - (5.4)%		(80,304,808)

Net Assets - 100.0%		$2,286,527,857

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2019 was $119,902,772.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of March 31, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $78,262,732. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $43,255,073.

plc - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Mid Cap Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Common Stocks - 93.3%	Shares	Fair Value
Communication Services - 2.1%
Liberty Media Corp. - Liberty Formula One - Series C (a)	76,007	$2,664,045

Consumer Discretionary - 14.0%
Aaron's, Inc.	13,701	720,673
BorgWarner, Inc.	88,288	3,391,142
Dollar General Corp.	7,951	948,554
Hanesbrands, Inc.	82,594	1,476,781
NVR, Inc. (a)	1,141	3,157,147
Red Rock Resorts, Inc., Class A	150,831	3,898,981
Vail Resorts, Inc.	6,161	1,338,785
VF Corp.	28,101	2,442,258
		17,374,321
Consumer Staples - 8.0%
B&G Foods, Inc. (b)	30,675	749,084
Coty, Inc., Class A	87,438	1,005,537
Flowers Foods, Inc.	74,694	1,592,476
Molson Coors Brewing Co., Class B	46,573	2,778,079
Post Holdings, Inc. (a)	35,076	3,837,314
		9,962,490
Energy - 4.6%
Cimarex Energy Co.	57,493	4,018,761
Noble Energy, Inc.	69,375	1,715,644
		5,734,405
Financials - 27.8%
Bank OZK	64,836	1,878,947
BankUnited, Inc.	111,198	3,714,013
BOK Financial Corp.	16,105	1,313,363
Brighthouse Financial, Inc. (a)	42,411	1,539,095
Discover Financial Services	40,650	2,892,654
Enstar Group Ltd. (a)	4,899	852,426
First Republic Bank	25,523	2,564,041
Franklin Resources, Inc. (b)	41,197	1,365,269
Hartford Financial Services Group, Inc. (The)	41,382	2,057,513
Loews Corp.	121,084	5,803,556
Mr. Cooper Group, Inc. (a)	101,199	970,498

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 93.3% (Continued)	Shares	Fair Value
Financials - 27.8% (Continued)
Reinsurance Group of America, Inc.	5,641	$800,909
RenaissanceRe Holdings Ltd.	13,071	1,875,689
Sterling Bancorp	46,369	863,854
SVB Financial Group (a)	8,723	1,939,646
Willis Towers Watson plc	23,321	4,096,334
		34,527,807
Health Care - 2.5%
Boston Scientific Corp. (a)	78,885	3,027,606

Industrials - 15.7%
Alaska Air Group, Inc.	36,225	2,032,947
Avis Budget Group, Inc. (a)(b)	17,647	615,174
Colfax Corp. (a)(b)	51,966	1,542,351
Deere & Co.	6,622	1,058,460
Fastenal Co.	16,863	1,084,460
Hub Group, Inc., Class A (a)	32,075	1,310,264
Kirby Corp. (a)	42,514	3,193,227
Parker-Hannifin Corp.	9,630	1,652,701
Sensata Technologies Holding plc (a)	49,108	2,210,842
Stericycle, Inc. (a)(b)	27,632	1,503,733
United Continental Holdings, Inc. (a)	26,443	2,109,623
Verisk Analytics, Inc.	8,472	1,126,776
		19,440,558
Information Technology - 5.5%
Avnet, Inc.	37,994	1,647,800
Juniper Networks, Inc.	59,377	1,571,709
Worldpay, Inc., Class A (a)	32,292	3,665,142
		6,884,651
Materials - 3.1%
Axalta Coating Systems Ltd. (a)	117,999	2,974,755
RPM International, Inc.	15,257	885,516
		3,860,271
Real Estate - 7.6%
American Campus Communities, Inc. REIT	58,932	2,803,985
CubeSmart REIT	95,768	3,068,407
Jones Lang LaSalle, Inc.	7,295	1,124,743

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 93.3% (Continued)	Shares	Fair Value
Real Estate - 7.6% (Continued)
Mid-America Apartment Communities, Inc. REIT	22,182	$2,425,158
		9,422,293
Utilities - 2.4%
UGI Corp.	54,557	3,023,549

Total Common Stocks		$115,921,996

Registered Investment Companies - 9.6%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	224,519	2,269,887
State Street Institutional US Government Money Market Fund, Premier Class, 2.39% (d)	6,318,157	6,318,157
State Street Navigator Securities Lending Portfolio I, 2.65% (d)(e)	3,008,662	3,008,662
Total Registered Investment Companies		$11,596,706

Total Investment Securities - 102.9% (Cost $116,811,901)		$127,518,702

Liabilities in Excess of Other Assets - (2.9)%		(3,299,410)

Net Assets - 100.0%		$124,219,292

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2019 was $3,342,710.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of March 31, 2019.

(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $3,008,662. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $328,494.

plc - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Large Cap Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Common Stocks - 97.6%	Shares	Fair Value
Communication Services - 12.8%
Alphabet, Inc., Class A (a)	168,277	$198,043,518
Charter Communications, Inc., Class A (a)	272,716	94,607,908
Comcast Corp., Class A	2,605,647	104,173,767
Facebook, Inc., Class A (a)	733,832	122,322,456
TEGNA, Inc.	2,069,442	29,179,132
T-Mobile US, Inc. (a)	608,141	42,022,543
Walt Disney Co. (The)	1,153,368	128,058,449
		718,407,773
Consumer Discretionary - 11.1%
BorgWarner, Inc.	2,859,186	109,821,334
General Motors Co.	3,046,389	113,021,032
Hanesbrands, Inc.	4,143,409	74,084,153
NVR, Inc. (a)	37,566	103,945,122
TJX Cos., Inc. (The)	3,114,741	165,735,369
VF Corp.	685,288	59,558,380
		626,165,390
Consumer Staples - 9.1%
Kimberly-Clark Corp.	854,562	105,880,232
PepsiCo, Inc.	997,841	122,285,414
Philip Morris International, Inc.	1,781,878	157,500,196
Procter & Gamble Co. (The)	1,195,477	124,389,382
		510,055,224
Energy - 4.3%
Cimarex Energy Co.	1,383,648	96,716,995
Devon Energy Corp.	3,730,644	117,739,125
Noble Energy, Inc.	1,187,972	29,378,547
		243,834,667
Financials - 27.6%
American International Group, Inc.	3,251,796	140,022,336
Berkshire Hathaway, Inc., Class B (a)	901,838	181,170,236
Citigroup, Inc.	3,937,933	245,018,191
Discover Financial Services	2,166,729	154,184,436
First Republic Bank	721,972	72,529,307
Hartford Financial Services Group, Inc. (The)	1,845,454	91,755,973
JPMorgan Chase & Co.	1,283,299	129,908,358

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

Common Stocks - 97.6% (Continued)	Shares	Fair Value
Financials - 27.6% (Continued)
KKR & Co., Inc., Class A (b)	2,365,826	$55,573,253
Loews Corp.	1,175,502	56,341,811
Marsh & McLennan Cos., Inc.	934,345	87,734,995
MetLife, Inc.	4,040,808	172,017,197
Morgan Stanley	2,300,598	97,085,236
PNC Financial Services Group, Inc. (The)	570,956	70,033,463
		1,553,374,792
Health Care - 13.2%
Abbott Laboratories	3,264,337	260,951,100
Gilead Sciences, Inc.	900,691	58,553,922
Medtronic plc	1,646,966	150,005,663
Pfizer, Inc.	3,822,991	162,362,428
Thermo Fisher Scientific, Inc.	401,498	109,898,033
		741,771,146
Industrials - 7.9%
Honeywell International, Inc.	446,274	70,921,864
Parker-Hannifin Corp.	635,048	108,986,938
United Continental Holdings, Inc. (a)	878,422	70,080,507
United Technologies Corp.	1,293,065	166,663,148
Verisk Analytics, Inc.	221,562	29,467,746
		446,120,203
Information Technology - 8.1%
Apple, Inc.	392,030	74,466,098
Microsoft Corp.	1,314,174	154,993,682
Texas Instruments, Inc.	884,424	93,810,854
Worldpay, Inc., Class A (a)	1,161,136	131,788,936
		455,059,570
Materials - 3.5%
Axalta Coating Systems Ltd. (a)	2,227,926	56,166,014
Eastman Chemical Co.	687,814	52,191,326
Linde plc	490,369	86,270,618
		194,627,958

Total Common Stocks		$5,489,416,723

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

Registered Investment Companies - 3.3%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.56% (c)	135,667,880	$135,681,447
State Street Navigator Securities Lending Portfolio I, 2.65% (c)(d)	40,855,082	40,855,082
Total Registered Investment Companies		$176,536,529

Total Investment Securities - 100.9% (Cost $4,329,391,273)		$5,665,953,252

Liabilities in Excess of Other Assets - (0.9)%		(42,472,534)

Net Assets - 100.0%		$5,623,480,718

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2019 was $51,085,653.
(c)	The rate shown is the 7-day effective yield as of March 31, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $40,855,082. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $10,796,014.

plc - Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill All Cap Select Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Common Stocks - 99.0%	Shares	Fair Value
Communication Services - 9.4%
Alphabet, Inc., Class A (a)	7,544	$8,878,458
Facebook, Inc., Class A (a)	29,369	4,895,519
Liberty Media Corp. - Liberty Formula One - Series C (a)	185,456	6,500,233
		20,274,210
Consumer Discretionary - 14.1%
BorgWarner, Inc.	223,853	8,598,194
NVR, Inc. (a)	1,752	4,847,784
Red Rock Resorts, Inc., Class A	368,513	9,526,061
Vail Resorts, Inc.	34,186	7,428,618
		30,400,657
Consumer Staples - 6.3%
Cal-Maine Foods, Inc. (b)	105,107	4,690,925
Philip Morris International, Inc.	100,453	8,879,041
		13,569,966
Energy - 5.4%
Cimarex Energy Co.	95,037	6,643,086
Noble Energy, Inc.	204,627	5,060,426
		11,703,512
Financials - 31.8%
American International Group, Inc.	221,049	9,518,370
Bank OZK	351,157	10,176,530
BankUnited, Inc.	154,974	5,176,132
Berkshire Hathaway, Inc., Class B (a)	51,360	10,317,710
Brighthouse Financial, Inc. (a)	50,005	1,814,681
Discover Financial Services	64,570	4,594,801
First Republic Bank	43,557	4,375,736
KKR & Co., Inc., Class A (b)	137,416	3,227,902
MetLife, Inc.	244,187	10,395,041
Mr. Cooper Group, Inc. (a)	935,520	8,971,637
		68,568,540
Health Care - 8.5%
Allergan plc	41,311	6,048,343
Gilead Sciences, Inc.	104,110	6,768,191
GlaxoSmithKline plc - ADR (b)	131,450	5,493,295
		18,309,829

Diamond Hill All Cap Select Fund

Schedule of Investments (Continued)

Common Stocks - 99.0% (Continued)	Shares	Fair Value
Industrials - 18.2%
Cimpress NV (a)(b)	42,780	$3,427,961
Copa Holdings SA, Class A	92,123	7,426,035
Hub Group, Inc., Class A (a)	187,891	7,675,347
Johnson Controls International plc	261,806	9,671,114
Kirby Corp. (a)	81,543	6,124,695
United Continental Holdings, Inc. (a)	59,941	4,782,093
		39,107,245
Information Technology - 2.7%
Sanmina Corp. (a)	200,680	5,789,618

Materials - 2.6%
Sherwin-Williams Co. (The)	13,012	5,604,399

Total Common Stocks		$213,327,976

Registered Investment Companies - 7.7%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 2.39% (c)	2,998,199	2,998,199
State Street Navigator Securities Lending Portfolio I, 2.65% (c)(d)	13,533,211	13,533,211
Total Registered Investment Companies		$16,531,410

Total Investment Securities - 106.7% (Cost $224,777,557)		$229,859,386

Liabilities in Excess of Other Assets - (6.7)%		(14,489,674)

Net Assets - 100.0%		$215,369,712

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2019 was $13,277,014.
(c)	The rate shown is the 7-day effective yield as of March 31, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $13,533,211. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $20,073.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

plc - Public Limited Company

SA - Societe Anonyme

See accompanying notes to Schedules of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Common Stocks - 84.4%	Shares	Fair Value
Communication Services - 11.0%
Alphabet, Inc., Class A (a)(b)	121,215	$142,656,721
Comcast Corp., Class A	1,836,495	73,423,070
Facebook, Inc., Class A (a)(b)	628,260	104,724,659
Fox Corp., Class B (a)	125,197	4,492,068
T-Mobile US, Inc. (a)(b)(c)	405,085	27,991,373
Walt Disney Co. (The) (c)	580,644	64,468,903
		417,756,794
Consumer Discretionary - 5.0%
BorgWarner, Inc. (c)	1,889,750	72,585,297
Hanesbrands, Inc. (c)	1,742,970	31,164,304
TJX Cos., Inc. (The)	913,833	48,625,054
VF Corp. (c)	435,620	37,859,734
		190,234,389
Consumer Staples - 2.4%
Constellation Brands, Inc., Class A	444,634	77,957,679
Coty, Inc., Class A	1,174,910	13,511,465
		91,469,144
Energy - 3.8%
Cimarex Energy Co. (c)	1,401,414	97,958,839
Devon Energy Corp. (c)	1,486,870	46,925,617
		144,884,456
Financials - 25.9%
American International Group, Inc. (c)	2,154,715	92,782,028
Bank OZK (c)	2,129,630	61,716,677
BankUnited, Inc. (b)	2,137,850	71,404,190
Berkshire Hathaway, Inc., Class B (a)(b)(c)	438,925	88,175,643
Brighthouse Financial, Inc. (a)(c)	937,886	34,035,883
Citigroup, Inc. (b)	2,624,092	163,271,004
Discover Financial Services (c)	807,449	57,458,071
First Republic Bank (c)	547,175	54,969,201
Hartford Financial Services Group, Inc. (The) (c)	1,016,166	50,523,774
JPMorgan Chase & Co. (c)	437,730	44,311,408
Loews Corp. (c)	920,927	44,140,031
MetLife, Inc. (b)(c)	2,554,329	108,737,786
Morgan Stanley (c)	1,490,318	62,891,420

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

Common Stocks - 84.4% (Continued)	Shares	Fair Value
Financials - 25.9% (Continued)
Wells Fargo & Co. (c)	970,732	$46,905,770
		981,322,886
Health Care - 8.6%
Abbott Laboratories	786,840	62,899,990
Allergan plc (b)(c)	709,242	103,840,121
CVS Health Corp. (c)	674,804	36,392,180
Medtronic plc (b)(c)	959,967	87,433,794
Pfizer, Inc. (c)	781,470	33,189,031
		323,755,116
Industrials - 15.0%
Alaska Air Group, Inc. (c)	995,985	55,894,678
Johnson Controls International plc (b)(c)	3,180,089	117,472,488
Kirby Corp. (a)(c)	860,561	64,636,737
Parker-Hannifin Corp. (c)	288,265	49,472,039
Sensata Technologies Holding plc (a)(c)	1,556,267	70,063,140
United Continental Holdings, Inc. (a)(b)	1,626,575	129,768,153
United Technologies Corp. (c)	606,860	78,218,185
		565,525,420
Information Technology - 9.4%
Apple, Inc. (c)	96,703	18,368,735
Cognizant Technology Solutions Corp., Class A	1,048,395	75,956,218
Microsoft Corp. (b)	973,727	114,841,362
Texas Instruments, Inc. (c)	579,380	61,454,837
Worldpay, Inc., Class A (a)(c)	735,950	83,530,325
		354,151,477
Materials - 3.3%
Axalta Coating Systems Ltd. (a)(c)	3,217,904	81,123,360
RPM International, Inc. (c)	776,220	45,051,809
		126,175,169

Total Common Stocks		$3,195,274,851

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

Registered Investment Companies - 36.6%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (d)	9,177,539	$92,784,924
State Street Institutional Liquid Reserves Fund, Premier Class, 2.56% (e)	481,501,684	481,549,834
State Street Navigator Securities Lending Portfolio I, 2.65% (e)(f)	809,678,212	809,678,212
Total Registered Investment Companies		$1,384,012,970

Total Investment Securities - 121.0% (Cost $3,872,420,642)		$4,579,287,821

Segregated Cash With Custodian - 24.1%		911,626,349

Investments Sold Short - (23.9)% (Proceeds $874,388,265)		(905,234,793)

Liabilities in Excess of Other Assets - (21.2)%		(800,356,445)

Net Assets - 100.0%		$3,785,322,932

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for open short positions.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2019 was $793,263,542.
(d)	Affiliated Fund.
(e)	The rate shown is the 7-day effective yield as of March 31, 2019.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $809,678,212.

plc - Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

March 31, 2019 (Unaudited)

Common Stocks - 23.9%	Shares	Fair Value
Consumer Discretionary - 6.2%
Best Buy Co., Inc.	187,054	$13,292,057
Big Lots, Inc.	499,860	19,004,677
Cheesecake Factory, Inc. (The)	484,444	23,699,000
Fossil Group, Inc.	634,855	8,710,211
Grand Canyon Education, Inc.	439,090	50,280,196
lululemon athletica, inc.	22,430	3,675,604
Stamps.com, Inc.	246,854	20,096,384
Tesla, Inc.	135,022	37,787,257
Under Armour, Inc., Class A	2,017,410	42,648,047
Walmart, Inc.	181,870	17,737,781
		236,931,214
Consumer Staples - 1.1%
Brown-Forman Corp., Class B	287,006	15,148,177
Kroger Co. (The)	1,030,426	25,348,480
		40,496,657
Energy - 0.8%
Core Laboratories NV	312,315	21,527,873
Southwestern Energy Co.	2,088,165	9,793,494
		31,321,367
Financials - 4.0%
Bank of Hawaii Corp.	451,337	35,596,949
Cincinnati Financial Corp.	755,166	64,868,759
Commerce Bancshares, Inc.	233,646	13,565,487
First American Financial Corp.	297,923	15,343,035
Selective Insurance Group, Inc.	353,361	22,360,684
		151,734,914
Health Care - 2.7%
AbbVie, Inc.	143,745	11,584,410
Encompass Health Corp.	545,921	31,881,786
Integra LifeSciences Holdings Corp.	471,935	26,296,218
Varian Medical Systems, Inc.	229,775	32,563,713
		102,326,127
Industrials - 2.8%
Cintas Corp.	47,370	9,573,951
Hawaiian Holdings, Inc.	141,870	3,724,088

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

Common Stocks - 23.9% (Continued)	Shares	Fair Value
Industrials - 2.8% (Continued)
PACCAR, Inc.	341,735	$23,285,823
Robert Half International, Inc.	116,095	7,564,750
W.W. Grainger, Inc.	201,123	60,523,944
		104,672,556
Information Technology - 3.8%
CDK Global, Inc.	328,620	19,329,428
Cisco Systems, Inc.	724,353	39,107,818
Cree, Inc.	564,465	32,298,687
j2 Global, Inc.	245,180	21,232,588
Oracle Corp.	358,025	19,229,523
Western Union Co. (The)	633,645	11,703,423
		142,901,467
Materials - 0.4%
Silgan Holdings, Inc.	541,665	16,049,534

Utilities - 2.1%
Consolidated Edison, Inc.	929,147	78,800,957

Total Investments Sold Short - 23.9% (Proceeds $874,388,265)		$905,234,793

Percentages disclosed are based on total net assets of the Fund at March 31, 2019.

NV - Naamloze Vennootschap

See accompanying notes to Schedules of Investments and Investments Sold Short.

Diamond Hill Research Opportunities Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Common Stocks - 109.3%	Shares	Fair Value
Communication Services - 11.0%
Alphabet, Inc., Class A (a)(b)	1,607	$1,891,262
Baidu, Inc. - ADR (a)	2,672	440,479
Charter Communications, Inc., Class A (a)(c)	1,087	377,091
Facebook, Inc., Class A (a)	9,860	1,643,563
Fox Corp., Class B (a)	1,903	68,280
Liberty Media Corp. - Liberty Formula One - Series C (a)(c)	31,287	1,096,609
Tencent Holdings Ltd. (HK)	10,100	464,477
Walt Disney Co. (The)	1,900	210,957
Zynga, Inc., Class A (a)	20,065	106,946
		6,299,664
Consumer Discretionary - 18.6%
Advance Auto Parts, Inc.	1,040	177,351
American Axle & Manufacturing Holdings, Inc. (a)(c)	10,926	156,351
Aptiv plc (c)	3,524	280,123
BorgWarner, Inc. (b)	8,480	325,717
Dollar General Corp.	1,572	187,540
EssilorLuxottica SA (FR)	4,100	447,866
Fiat Chrysler Automobiles NV (c)	44,144	655,538
General Motors Co. (c)	4,072	151,071
Hanesbrands, Inc. (c)	18,900	337,932
McDonald's Corp. (b)	1,160	220,284
NVR, Inc. (a)(b)	475	1,314,325
Red Rock Resorts, Inc., Class A	87,143	2,252,647
Starbucks Corp.	4,285	318,547
TJX Cos., Inc. (The)	3,522	187,406
Vail Resorts, Inc. (c)	12,400	2,694,520
VF Corp.	10,374	901,604
		10,608,822
Consumer Staples - 2.7%
Cal-Maine Foods, Inc. (b)	14,942	666,861
Constellation Brands, Inc., Class A	2,100	368,193
Seaboard Corp.	120	514,164
		1,549,218

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 109.3% (Continued)	Shares	Fair Value
Energy - 0.6%
Cimarex Energy Co. (c)	4,655	$325,385

Financials - 15.7%
Banco Bilbao Vizcaya Argentaria SA (ES)	19,197	109,684
Bank of New York Mellon Corp. (The)	14,534	732,950
Bank OZK (b)	41,665	1,207,452
BankUnited, Inc. (b)	29,205	975,447
Brighthouse Financial, Inc. (a)(c)	5,392	195,676
Credit Suisse Group AG (SW) (a)	66,130	770,901
Discover Financial Services (b)	13,178	937,747
Fairfax Financial Holdings Ltd. (CA)	586	271,438
Fairfax India Holdings Corp. (a)	38,319	535,700
First Republic Bank (c)	6,423	645,255
Franklin Resources, Inc. (c)	6,193	205,236
Julius Baer Group Ltd. (SW) (a)	17,262	698,342
Kasikornbank pcl – NVDR (TH)	13,300	78,676
MetLife, Inc. (b)	4,893	208,295
Mr. Cooper Group, Inc. (a)	71,090	681,753
SCOR SE (FR)	1,370	58,349
SVB Financial Group (a)(c)	2,805	623,720
		8,936,621
Health Care - 14.3%
Acorda Therapeutics, Inc. (a)(c)	44,374	589,730
Allergan plc	11,030	1,614,902
BioScrip, Inc. (a)(c)	478,216	956,432
Endo International plc (a)	149,927	1,203,914
Gilead Sciences, Inc.	6,667	433,422
GlaxoSmithKline plc - ADR	27,267	1,139,488
McKesson Corp. (c)	2,825	330,695
Medtronic plc (c)	3,650	332,442
Patterson Cos., Inc. (c)	14,000	305,900
Shandong Weigo Group Medical Polymer Co. Ltd. (HK)	440,000	420,756
Thermo Fisher Scientific, Inc.	1,527	417,970
WellCare Health Plans, Inc. (a)	1,620	436,995
		8,182,646

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 109.3% (Continued)	Shares	Fair Value
Industrials - 26.0%
Aircastle Ltd. (b)	22,500	$455,400
Alaska Air Group, Inc. (c)	9,500	533,140
Bollore SA (FR)	163,402	738,853
Cimpress NV (a)(c)	4,199	336,466
Colfax Corp. (a)(c)	22,202	658,955
Copa Holdings SA, Class A (c)	7,872	634,562
Honeywell International, Inc.	2,500	397,300
Howden Joinery Group plc (GB)	67,500	427,015
Hub Group, Inc., Class A (a)(b)	49,400	2,017,990
Johnson Controls International plc (b)	19,606	724,246
Kirby Corp. (a)	7,150	537,037
Milacron Holdings Corp. (a)(b)	10,150	114,898
Sensata Technologies Holding plc (a)	38,553	1,735,656
Stericycle, Inc. (a)(c)	27,370	1,489,475
United Continental Holdings, Inc. (a)(b)	25,754	2,054,654
United Technologies Corp.	3,550	457,560
Verisk Analytics, Inc. (c)	7,666	1,019,578
Welbilt, Inc. (a)(c)	13,800	226,044
WESCO International, Inc. (a)	4,367	231,495
		14,790,324
Information Technology - 13.2%
Apple, Inc.	1,697	322,345
Avnet, Inc. (c)	8,116	351,991
Cognizant Technology Solutions Corp., Class A (b)	25,494	1,847,040
First Data Corp., Class A (a)(b)	20,881	548,544
Microsoft Corp. (b)	12,059	1,422,238
Sanmina Corp. (a)	39,683	1,144,855
TE Connectivity Ltd.	4,321	348,921
Texas Instruments, Inc. (b)	5,831	618,494
WNS Holdings Ltd. - ADR (a)	16,989	905,004
		7,509,432
Materials - 4.3%
Axalta Coating Systems Ltd. (a)(c)	47,734	1,203,374
RPM International, Inc.	6,850	397,574
Sherwin-Williams Co. (The) (c)	1,000	430,710

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 109.3% (Continued)	Shares	Fair Value
Materials - 4.3% (Continued)
W.R. Grace & Co. (c)	5,275	$411,661
		2,443,319
Real Estate - 2.9%
American Campus Communities, Inc. REIT (c)	6,234	296,614
American Homes 4 Rent, Class A	12,848	291,907
CubeSmart REIT (c)	5,906	189,228
iStar, Inc. REIT (b)	59,390	500,064
Mid-America Apartment Communities, Inc. REIT (c)	1,655	180,941
Public Storage REIT (c)	856	186,420
		1,645,174

Total Common Stocks		$62,290,605

Registered Investment Companies - 24.2%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.56% (d)	8,515	8,516
State Street Navigator Securities Lending Portfolio I, 2.65% (d)(e)	13,803,333	13,803,333
Total Registered Investment Companies		$13,811,849

Total Investment Securities - 133.5% (Cost $70,656,132)		$76,102,454

Segregated Cash With Custodian - 13.3%		7,579,765

Investments Sold Short - (22.6)% (Proceeds $11,647,115)		(12,905,516)

Liabilities in Excess of Other Assets - (24.2)%		(13,785,013)

Net Assets - 100.0%		$56,991,690

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for open short positions.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2019 was $13,596,430.
(d)	The rate shown is the 7-day effective yield as of March 31, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $13,803,333.

ADR - American Depositary Receipt

CA - Canadian Security

ES - Spanish Security

FR - French Security

GB - British Security

HK - Hong Kong Security

NV - Naamloze Vennootschap

NVDR - Non-Voting Depositary Receipt

plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Societe Anonyme

SE - Societas Europaea

SW - Swiss Security

TH - Thai Security

See accompanying notes to Schedules of Investments.

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short

March 31, 2019 (Unaudited)

Common Stocks - 22.6%	Shares	Fair Value
Communication Services - 0.6%
Cogent Communications Holdings, Inc.	6,450	$349,912

Consumer Discretionary - 7.4%
Best Buy Co., Inc.	2,560	181,914
Big Lots, Inc.	2,000	76,040
Cheesecake Factory, Inc. (The)	1,535	75,092
Fossil Group, Inc.	15,850	217,462
Grand Canyon Education, Inc.	5,006	573,237
Kohl's Corp.	4,175	287,115
lululemon athletica, inc.	2,110	345,766
Stamps.com, Inc.	4,817	392,152
Tesla, Inc.	4,316	1,207,876
Under Armour, Inc., Class A	25,530	539,704
Walmart, Inc.	3,000	292,590
		4,188,948
Consumer Staples - 0.4%
Brown-Forman Corp., Class B	3,500	184,730
Kroger Co. (The)	1,770	43,542
		228,272
Energy - 0.2%
Southwestern Energy Co.	18,000	84,420

Financials - 3.8%
Apollo Commercial Real Estate Finance, Inc.	2,364	43,025
Ares Commercial Real Estate Corp.	6,061	92,067
Bank of Hawaii Corp.	4,040	318,635
Blackstone Mortgage Trust, Inc., Class A	537	18,559
Cincinnati Financial Corp.	5,022	431,390
Commerce Bancshares, Inc.	3,325	193,049
First Financial Bankshares, Inc.	4,045	233,720
Granite Point Mortgage Trust, Inc.	4,589	85,218
KKR Real Estate Finance Trust, Inc.	887	17,758
Northwest Bancshares, Inc.	7,446	126,359
Selective Insurance Group, Inc.	1,238	78,341
Starwood Property Trust, Inc.	1,420	31,737

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short (Continued)

Common Stocks - 22.6% (Continued)	Shares	Fair Value
Financials - 3.8% (Continued)
TPG Real Estate Finance Trust, Inc.	1,536	$30,106
Westamerica Bancorp.	7,730	477,714
		2,177,678
Health Care - 3.0%
Encompass Health Corp.	2,405	140,452
IDEXX Laboratories, Inc.	1,550	346,580
IQVIA Holdings, Inc.	2,500	359,625
Merck & Co., Inc.	3,901	324,446
Varian Medical Systems, Inc.	3,805	539,245
		1,710,348
Industrials - 1.5%
Boeing Co. (The)	409	156,001
Cintas Corp.	794	160,475
Hawaiian Holdings, Inc.	6,833	179,366
Robert Half International, Inc.	1,977	128,821
W.W. Grainger, Inc.	792	238,337
		863,000
Information Technology - 4.5%
CDK Global, Inc.	9,389	552,261
Cisco Systems, Inc.	10,823	584,334
Cree, Inc.	8,200	469,204
j2 Global, Inc.	1,665	144,189
Oracle Corp.	7,725	414,910
Western Union Co. (The)	23,131	427,230
		2,592,128
Materials - 0.3%
Silgan Holdings, Inc.	5,855	173,484

Real Estate - 0.3%
EastGroup Properties, Inc.	1,611	179,852

Utilities - 0.6%
Consolidated Edison, Inc.	4,215	357,474

Total Investments Sold Short - 22.6% (Proceeds $11,647,115)		$12,905,516

Percentages disclosed are based on total net assets of the Fund at March 31, 2019.

See accompanying notes to Schedules of Investments and Investments Sold Short.

Diamond Hill Financial Long-Short Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Common Stocks - 99.1%	Shares	Fair Value
Banks, Thrifts & Mortgage Finance - 38.7%
Bank OZK (a)(b)	39,755	$1,152,100
BankUnited, Inc. (b)	31,680	1,058,112
BOK Financial Corp. (a)(b)	4,200	342,510
Bridge Bancorp, Inc. (b)	15,605	457,227
Cadence BanCorp (a)(b)	38,036	705,568
Citigroup, Inc. (b)	12,425	773,084
First Horizon National Corp. (a)(b)	20,590	287,848
First of Long Island Corp. (The) (b)	16,860	369,740
First Republic Bank (a)(b)	10,100	1,014,646
JPMorgan Chase & Co. (a)(b)	2,645	267,753
Mr. Cooper Group, Inc. (c)	112,394	1,077,858
Popular, Inc.	7,534	392,747
Sterling Bancorp	40,253	749,913
SVB Financial Group (b)(c)	4,915	1,092,899
		9,742,005
Capital Markets - 10.2%
Artisan Partners Asset Management, Inc., Class A (a)	22,136	557,163
Bank of New York Mellon Corp. (The) (b)	7,020	354,019
Credit Suisse Group AG - ADR (a)(b)(c)	70,670	823,306
Morgan Stanley (b)	11,970	505,134
State Street Corp. (b)	4,825	317,533
		2,557,155
Consumer Financial Services - 5.8%
Discover Financial Services (a)	20,565	1,463,405

Diversified Financial Services - 6.1%
Berkshire Hathaway, Inc., Class B (a)(c)	7,650	1,536,808

Insurance - 19.8%
Brighthouse Financial, Inc. (a)(c)	7,112	258,094
Enstar Group Ltd. (a)(c)	3,045	529,830
Fairfax Financial Holdings Ltd. (CA)	1,195	553,531
Global Indemnity Ltd. (a)	8,330	253,065
Hartford Financial Services Group, Inc. (The) (a)	10,742	534,092
Loews Corp. (a)	20,906	1,002,025

Diamond Hill Financial Long-Short Fund

Schedule of Investments (Continued)

Common Stocks - 99.1% (Continued)	Shares	Fair Value
Insurance - 19.8% (Continued)
MetLife, Inc. (a)	32,447	$1,381,269
RenaissanceRe Holdings Ltd. (a)	3,260	467,810
		4,979,716
IT Services - 6.9%
First Data Corp., Class A (c)	29,250	768,398
Worldpay, Inc., Class A (c)	8,635	980,072
		1,748,470
REITS & Real Estate Management - 11.6%
American Campus Communities, Inc. REIT (a)	13,220	629,008
American Homes 4 Rent, Class A	19,835	450,651
CubeSmart REIT (a)	14,425	462,177
iStar, Inc. REIT (a)	68,768	579,027
Mid-America Apartment Communities, Inc. REIT	2,630	287,538
Public Storage REIT	1,430	311,425
Shurgard Self Storage SA (LU) (c)	5,715	188,666
		2,908,492

Total Common Stocks		$24,936,051

Registered Investment Companies - 28.7%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.56% (d)	162,743	162,760
State Street Navigator Securities Lending Portfolio I, 2.65% (d)(e)	7,068,247	7,068,247
Total Registered Investment Companies		$7,231,007

Total Investment Securities - 127.8% (Cost $30,413,560)		$32,167,058

Segregated Cash With Custodian - 15.8%		3,970,527

Investments Sold Short - (15.4)% (Proceeds $3,313,288)		(3,859,781)

Diamond Hill Financial Long-Short Fund

Schedule of Investments (Continued)

Liabilities in Excess of Other Assets - (28.2)%	$(7,102,946)

Net Assets - 100.0%	$25,174,858

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2019 was $6,928,145.
(b)	All or a portion of the shares have been pledged as collateral for open short positions.
(c)	Non-income producing security.
(d)	The rate shown is the 7-day effective yield as of March 31, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $7,068,247.

ADR - American Depositary Receipt

CA - Canadian Security

LU - Luxembourg Security

REIT - Real Estate Investment Trust

SA - Societe Anonyme

See accompanying notes to Schedules of Investments.

Diamond Hill Financial Long-Short Fund

Schedule of Investments Sold Short

March 31, 2019 (Unaudited)

Common Stocks - 15.4%	Shares	Fair Value
Banks, Thrifts & Mortgage Finance - 6.2%
Bank of Hawaii Corp.	2,185	$172,331
Commerce Bancshares, Inc.	4,730	274,624
First Financial Bankshares, Inc.	4,155	240,076
Northwest Bancshares, Inc.	3,645	61,856
Westamerica Bancorp.	12,895	796,911
		1,545,798
Equity Real Estate Investment Trusts (REITs) - 1.0%
EastGroup Properties, Inc.	2,195	245,050

Insurance - 3.3%
Cincinnati Financial Corp.	6,740	578,966
Selective Insurance Group, Inc.	4,023	254,575
		833,541
IT Services - 1.8%
Western Union Co. (The)	25,030	462,304

REITS & Real Estate Management - 3.1%
Apollo Commercial Real Estate Finance, Inc.	9,085	165,347
Ares Commercial Real Estate Corp.	10,305	156,533
Blackstone Mortgage Trust, Inc., Class A	1,404	48,522
Granite Point Mortgage Trust, Inc.	7,664	142,320
KKR Real Estate Finance Trust, Inc.	2,742	54,895
Starwood Property Trust, Inc.	4,791	107,079
TPG Real Estate Finance Trust, Inc.	5,020	98,392
		773,088

Total Investments Sold Short - 15.4% (Proceeds $3,313,288)		$3,859,781

Percentages disclosed are based on total net assets of the Fund at March 31, 2019.

See accompanying notes to Schedules of Investments and Investments Sold Short.

Diamond Hill Global Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Common Stocks - 97.4%	Shares	Value
Belgium - 2.7%
Anheuser-Busch InBev SA/NV	5,542	$465,200

China - 2.0%
Baidu, Inc. - ADR (a)	2,109	347,669

France - 4.7%
EssilorLuxottica SA	5,130	560,378
SCOR SE	6,016	256,224
		816,602
Germany - 3.6%
Continental AG	1,836	276,966
Fuchs Petrolub SE	8,546	336,513
		613,479
Hong Kong - 2.1%
Shandong Weigao Group Medical Polymer Co. Ltd.	388,280	371,298

Ireland - 4.9%
Allergan plc	2,885	422,393
Johnson Controls International plc	11,302	417,496
		839,889
Jersey - 2.1%
Beazley plc	52,932	355,191

Korea (Republic of) - 3.1%
Samsung Electronics Co. Ltd.	13,410	527,962

Netherlands - 1.9%
Euronext NV	5,185	328,942

Panama - 3.0%
Copa Holdings SA, Class A	6,497	523,723

Switzerland - 5.7%
Credit Suisse Group AG (a)	42,925	500,392
Julius Baer Group Ltd. (a)	12,178	492,666
		993,058

Diamond Hill Global Fund

Schedule of Investments (Continued)

Common Stocks - 97.4% (Continued)	Shares	Value
United Kingdom - 9.8%
Ashmore Group plc	32,252	$179,538
BT Group plc - ADR (b)	16,967	250,942
GlaxoSmithKline plc	27,287	566,890
Howden Joinery Group plc	108,711	687,722
		1,685,092
United States - 51.8%
Alphabet, Inc. - Class C (a)	355	416,525
American International Group, Inc.	11,170	480,980
Bank OZK	18,163	526,364
Berkshire Hathaway, Inc., Class B (a)	2,671	536,577
BorgWarner, Inc.	10,512	403,766
Brighthouse Financial, Inc. (a)	3,210	116,491
Cimarex Energy Co.	6,289	439,601
Citigroup, Inc.	3,066	190,767
Discover Financial Services	5,557	395,436
Facebook, Inc., Class A (a)	2,210	368,385
Gilead Sciences, Inc.	5,975	388,435
Hub Group, Inc., Class A (a)	10,092	412,258
Kirby Corp. (a)	4,731	355,345
KKR & Co., Inc., Class A (b)	9,078	213,242
MetLife, Inc.	13,565	577,462
Noble Energy, Inc.	8,995	222,446
NVR, Inc. (a)	134	370,778
Philip Morris International, Inc.	7,732	683,432
Red Rock Resorts, Inc., Class A	20,319	525,246
Sanmina Corp. (a)	13,496	389,360
Sherwin-Williams Co. (The)	669	288,145
United Continental Holdings, Inc. (a)	4,132	329,651
Vail Resorts, Inc.	1,453	315,737
		8,946,429

Total Common Stocks (Cost $17,812,042)		$16,814,534

Registered Investment Companies - 4.9%	Par Value	Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.56% (c)	426,894	426,937
State Street Navigator Securities Lending Portfolio I, 2.65% (c)(d)	348,495	348,495

Diamond Hill Global Fund

Schedule of Investments (Continued)

Total Registered Investment Companies	$775,432

Total Investments at Value - 102.3% (Cost $18,587,451)	$17,589,966

Liabilities in Excess of Other Assets - (2.3)%	(322,783)

Net Assets - 100.0%	$17,267,183

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2019 was $416,856.
(c)	The rate shown is the 7-day effective yield as of March 31, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $348,495. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $80,096.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

plc - Public Limited Company

SA - Societe Anonyme

SE - Societas Europaea

See accompanying notes to Schedules of Investments.

Diamond Hill Short Duration Total Return Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Corporate Credit - 7.2%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 3.5%
Bank of Nova Scotia	1.650%	06/14/19	$35,000	$34,927
Canadian Imperial Bank (a)	1.600%	09/06/19	425,000	423,060
Capital One Financial Corp.	2.500%	05/12/20	500,000	498,454
Capital One North America	1.850%	09/13/19	500,000	497,735
Citibank NA	3.400%	07/23/21	500,000	506,608
Citigroup, Inc. (a)	2.350%	08/02/21	500,000	494,243
Citigroup, Inc.	2.900%	12/08/21	750,000	749,523
Danske Bank A/S (b)	1.650%	09/06/19	500,000	496,652
DBS Group Holdings Ltd. (3MO LIBOR + 49) (b)(c)	3.085%	06/08/20	1,500,000	1,502,010
Fifth Third Bank (3MO LIBOR + 59) (c)	3.199%	09/27/19	500,000	500,971
Goldman Sachs Group, Inc.	2.300%	12/13/19	225,000	224,256
Goldman Sachs Group, Inc.	2.600%	12/27/20	1,000,000	994,707
Goldman Sachs Group, Inc.	2.625%	04/25/21	2,930,000	2,917,840
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)(c)	3.875%	04/26/22	450,000	452,410
Huntington National Bank (3MO LIBOR + 51) (c)	3.111%	03/10/20	1,000,000	1,002,863
JPMorgan Chase & Co.	2.250%	01/23/20	50,000	49,818
JPMorgan Chase & Co. (a)	2.550%	10/29/20	1,000,000	997,468
JPMorgan Chase & Co. (3MO LIBOR + 100) (c)	3.787%	01/15/23	400,000	403,061
KeyBank NA	1.600%	08/22/19	750,000	746,777
KeyBank NA	3.350%	06/15/21	500,000	507,617
KeyBank NA	3.300%	02/01/22	500,000	508,600
Mizuho Financial Group (a)	2.273%	09/13/21	500,000	491,547
Morgan Stanley	2.650%	01/27/20	486,000	485,466
Morgan Stanley (3MO LIBOR + 118) (c)	3.941%	01/20/22	1,000,000	1,010,019
National Australia Bank, New York	2.250%	01/10/20	500,000	498,106
Nordea Bank AB (3MO LIBOR + 62) (b)(c)	3.221%	09/30/19	250,000	250,577
Rabobank Nederland NY	2.250%	01/14/20	300,000	298,984
Royal Bank of Canada	1.500%	07/29/19	220,000	219,190
Skandinaviska Enskilda Banken AB	1.500%	09/13/19	500,000	497,303
SunTrust Bank	3.525%	10/26/21	900,000	909,478
Svenska Handelsbanken AB	1.500%	09/06/19	500,000	497,219
Toronto-Dominion Bank	1.450%	08/13/19	20,000	19,914

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Corporate Credit - 7.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 3.5% (Continued)
Wells Fargo & Co.	2.400%	01/15/20	$1,750,000	$1,746,104
Westpac Banking Corp.	1.600%	08/19/19	425,000	423,339
				21,856,846
Basic Industry - 0.1%
E.I. du Pont de Nemours & Co.	2.200%	05/01/20	425,000	423,486

Capital Goods - 0.1%
Beacon Roofing Supply, Inc.	6.375%	10/01/23	100,000	104,000
Manitowoc Co., Inc. (b)	12.750%	08/15/21	200,000	212,980
Welbilt, Inc.	9.500%	02/15/24	100,000	107,875
				424,855
Communications - 0.5%
American Tower Corp. (a)	2.250%	01/15/22	250,000	246,258
British Telecommunications plc (a)	4.500%	12/04/23	500,000	523,141
Cogent Communications, Inc. (b)	5.625%	04/15/21	200,000	202,500
Comcast Corp.	3.450%	10/01/21	900,000	917,932
Crown Castle International Corp.	2.250%	09/01/21	425,000	418,967
Deutsche Telekom International Finance (b)	1.500%	09/19/19	200,000	198,715
Twenty-First Century Fox, Inc. (b)	4.030%	01/25/24	450,000	466,956
				2,974,469
Consumer Cyclical - 1.1%
BMW U.S. Capital LLC (b)	1.450%	09/13/19	225,000	223,881
CCM Merger, Inc. (b)	6.000%	03/15/22	200,000	205,250
Century Communities, Inc.	6.875%	05/15/22	100,000	101,750
Daimler Finance NA LLC (b)	1.750%	10/30/19	350,000	347,752
Ford Motor Credit Co. LLC	1.897%	08/12/19	500,000	497,900
Ford Motor Credit Co. LLC	2.681%	01/09/20	200,000	199,148
Ford Motor Credit Co. LLC (a)	5.596%	01/07/22	750,000	773,759
Ford Motor Credit Co. LLC	5.584%	03/18/24	250,000	253,448
General Motors Financial Co., Inc.	2.350%	10/04/19	1,000,000	997,516
General Motors Financial Co., Inc.	3.200%	07/06/21	25,000	24,895
General Motors Financial Co., Inc.	4.200%	11/06/21	950,000	968,134
Nissan Motor Acceptance Corp. (b)	1.550%	09/13/19	425,000	422,436
Toyota Motor Credit Corp (c)	3.344%	01/08/21	1,000,000	1,005,038
Toyota Motor Credit Corp.	1.950%	04/17/20	425,000	422,195
Volkswagen AG (b)	3.875%	11/13/20	500,000	506,217
				6,949,319

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Corporate Credit - 7.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 0.2%
Amgen, Inc. (a)	2.650%	05/11/22	$860,000	$857,434
Mondelēz International, Inc. (b)	1.625%	10/28/19	250,000	248,160
Zoetis, Inc.	3.250%	08/20/21	450,000	452,899
				1,558,493
Electric - 0.3%
Sempra Energy	1.625%	10/07/19	370,000	367,366
Southern Power Co. (a)	1.950%	12/15/19	250,000	248,354
WEC Energy Group, Inc.	3.375%	06/15/21	950,000	961,391
				1,577,111
Energy - 0.3%
Energen Corp.	4.625%	09/01/21	100,000	100,875
Energy Transfer Operating LP (a)	4.500%	04/15/24	925,000	966,436
Sinopec Group Overseas Development Ltd. (b)	1.750%	09/29/19	500,000	497,350
Welltec A/S (b)	9.500%	12/01/22	200,000	193,500
WPX Energy, Inc.	6.000%	01/15/22	100,000	103,750
				1,861,911
Finance Companies - 0.3%
American Express Credit Corp.	1.700%	10/30/19	900,000	895,311
Credit Acceptance Corp.	6.125%	02/15/21	200,000	200,250
Credit Acceptance Corp.	7.375%	03/15/23	200,000	207,750
IBCIL Finance Co. Ltd. (b)	2.125%	09/29/19	200,000	199,050
Nationstar Mortgage / Capital Corp. (a)	6.500%	07/01/21	250,000	250,000
				1,752,361
Insurance - 0.6%
Jackson National Life Global Funding (3MO LIBOR + 48) (b)(c)	3.081%	06/11/21	950,000	951,958
Jackson National Life Global Funding (b)	2.100%	10/25/21	200,000	196,315
Met Life Global Funding I (3MO LIBOR + 40) (b)(c)	2.997%	06/12/20	1,000,000	1,002,851
Met Life Global Funding I (b)	3.375%	01/11/22	500,000	507,518
New York Life Global Funding (b)	1.500%	10/24/19	500,000	496,837
PRICOA Global Funding I (b)	1.450%	09/13/19	350,000	347,895
Principal Life Global Funding II (b)	2.375%	11/21/21	400,000	396,175
				3,899,549

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Corporate Credit - 7.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
REITS - 0.0% (d)
RHP Hotel Properties LP	5.000%	04/15/21	$200,000	$200,000

Technology - 0.1%
Dell International LLC (a)(b)	4.000%	07/15/24	500,000	503,813

Transportation - 0.1%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	77,448	78,811
U.S. Airways Pass-Through Trust, Series 2012-2, Class B	6.750%	12/03/22	144,502	151,764
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	88,046	90,296
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	121,380	127,656
XPO Logistics, Inc. (a)(b)	6.125%	09/01/23	200,000	201,250
				649,777

Total Corporate Credit				$44,631,990

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 9.0%
Access Point Financial, Series 2017-A, Class C (b)	5.820%	04/15/29	$4,750,000	$4,850,274
Access Point Financial, Series 2017-A, Class D (b)	6.000%	04/15/29	5,000,000	5,096,210
BXG Receivables Note Trust, Series 2012-A, Class B (b)	3.990%	12/02/27	470,119	470,257
Credibly Asset Securitization LLC, Pool #FN 252409, Series 2018-1A, Class A (b)	4.800%	11/15/23	2,000,000	2,050,980
Gold Key Resorts LLC, Series 2014-A, Class A (b)	3.220%	03/17/31	182,913	182,152
Hero Funding Trust, Series 2016-3B, Class B (b)	5.240%	09/20/42	365,025	368,934
Hero Funding Trust, Series 2016-1R, Class A1 (b)	4.500%	09/21/42	706,734	703,200
Hero Funding Trust, Series 2016-4B, Class B (b)	4.990%	09/20/47	1,034,512	1,048,639
Kabbage Funding LLC, Series 2019-1, Class A (b)	3.825%	03/15/24	4,500,000	4,527,067
Kabbage Funding LLC, Series 2019-1, Class C (b)	4.611%	03/15/24	2,400,000	2,417,370
Kabbage Funding LLC, Series 2019-1, Class D (b)	5.688%	03/15/24	1,550,000	1,554,898
LTCG Securitization, Series 2018-A, Class A (b)	4.590%	06/15/48	1,657,426	1,664,680
MarketPlace Loan Trust, Series 2017-BS1, Class A (b)(c)	3.500%	01/18/22	1,304,060	1,302,165
Mosaic Solar Loans LLC, Series 2017-2A, Class A (b)	3.820%	06/22/43	1,890,959	1,884,504
Mosaic Solar Loans LLC, Series 2017-2A, Class B (b)	4.770%	06/22/43	941,185	948,248
New Residential Advance Receivables Trust, Series 2016-T2, Class DT2 (b)	4.005%	10/15/49	677,000	673,772
New Residential Advance Receivables Trust, Series 2016-T2, Class ET2 (b)	5.574%	10/15/49	500,000	498,805
New Residential Advance Receivables Trust, Series 2016-T4, Class ET4 (b)	6.250%	12/15/50	2,500,000	2,542,425
New Residential Advance Receivables Trust, Series 2017-T1, Class ET1 (b)	5.815%	02/15/51	2,845,000	2,825,124

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 9.0% (Continued)
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (b)(c)	5.486%	02/25/44	$2,745,946	$2,745,940
Ocwen Master Advance Receivables Trust, Series 2018-T1, Class DT1 (b)	4.236%	08/15/49	1,206,000	1,206,241
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class DT2 (b)	4.446%	08/16/49	1,000,000	1,000,043
Ocwen Master Advance Receivables Trust, Series 2018-T2, Class DT2 (b)	4.532%	08/15/50	2,900,000	2,915,776
OnDeck Asset Securitization Trust, Series 2018-1A, Class B (b)	4.020%	04/18/22	1,400,000	1,408,146
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1MO LIBOR + 285) (b)(c)	5.335%	02/25/23	2,000,000	2,004,361
Renew Financial LLC, Series 2017-1A, Class B (b)(c)	5.750%	09/20/52	1,194,785	1,215,018
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (b)	3.590%	11/15/49	650,000	646,667
SPS Servicer Advance Receivables Trust, Series 2018-T1, Class DT1 (b)	4.500%	10/17/50	1,070,000	1,071,968
TES LLC, Series 2017-1A, Class B (b)	7.740%	10/20/47	2,000,000	2,074,211
Westgate Resorts, Series 2016-1A, Class A (b)	3.500%	12/20/28	1,030,371	1,030,446
Westgate Resorts, Series 2018-1A, Class B (b)	3.580%	12/20/31	1,173,118	1,172,010
Westgate Resorts, Series 2018-1A, Class C (b)	4.100%	12/20/31	1,564,158	1,569,265
				55,669,796
Agency CMBS - 0.0% (d)
FNMA, Pool #FN AE0834 (c)	4.104%	01/01/21	131,406	134,186

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 2.8%
FHLMC, Series 2814, Class PH	6.000%	06/15/34	$280,841	$313,484
FHLMC, Series 2979, Class FP (3MO LIBOR + 45) (c)	2.934%	05/15/35	535,703	517,918
FHLMC, Series 3121, Class FM (1MO LIBOR + 40) (c)	2.884%	03/15/36	503,724	504,069
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (c)	3.584%	11/15/37	1,040,534	1,071,240
FHLMC, Series 4085, Class FB (1MO LIBOR +40) (c)	2.884%	01/15/39	520,767	523,652
FHLMC, Series 4095, Class FB (1MO LIBOR +40) (c)	2.884%	04/15/39	267,900	269,326
FHLMC, Series 3925, Class FL (1MO LIBOR + 45) (c)	2.934%	01/15/41	524,458	525,605
FHLMC, Series 3891, Class JF (1MO LIBOR + 55) (c)	3.034%	06/15/41	674,555	678,814
FHLMC, Series 4238, Class FT (1MO LIBOR +35) (c)	2.834%	08/15/43	434,457	433,558
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	38,409	41,014
FNMA, Series 2012-3, Class EA	3.500%	10/25/29	124,132	124,569
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	306,938	342,455
FNMA, Series 2003-131, Class CH	5.500%	01/25/34	94,600	103,865
FNMA, Series 2006-9, Class KZ	6.000%	03/25/36	238,542	261,152
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (c)	3.135%	07/25/36	1,188,995	1,200,605
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (c)	2.865%	11/25/36	486,894	487,103
FNMA, Series 2007-B1, Class ZA	5.500%	04/25/37	116,349	128,718
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	383,737	407,905
FNMA, Series 2010-136, Class FA (1MO LIBOR + 50) (c)	2.986%	12/25/40	490,891	491,503
FNMA, Series 2011-86, Class KF (1MO LIBOR + 55) (c)	3.034%	09/25/41	703,907	707,504
FNMA, Series 2012-9, Class FC (1MO LIBOR + 40) (c)	2.886%	02/25/42	335,530	335,964
FNMA, Series 2012-33, Class F (1MO LIBOR + 52) (c)	3.005%	04/25/42	321,870	324,060

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 2.8% (Continued)
GNMA, Series 2000-35, Class FA (1MO LIBOR + 55) (c)	3.032%	12/16/26	$328,468	$330,214
GNMA, Series 2007-18, Class FD (1MO LIBOR + 30) (c)	2.788%	04/20/37	646,870	645,220
GNMA, Series 2008-16, Class FC (1MO LIBOR + 50) (c)	2.988%	02/20/38	461,274	463,870
GNMA, Series 2011-18, Class NA	4.000%	05/20/39	19,372	19,436
GNMA, Series 2012-149, Class GF (1MO LIBOR + 30) (c)	2.788%	12/20/42	354,971	353,297
GNMA, Series 2012-H29, Class SA (1MO LIBOR + 51.5) (c)	3.024%	10/20/62	787,415	787,953
GNMA, Series 2012-H23, Class SA (1MO LIBOR + 53) (c)	3.039%	10/20/62	630,955	634,358
GNMA, Series 2017-H18, Class FE (1MO LIBOR + 20) (c)	2.709%	06/20/63	585,522	584,307
GNMA, Series 2015-H09, Class FA (1MO LIBOR + 62) (c)	3.129%	04/20/65	709,862	709,720
GNMA, Series 2015-H15, Class FC (1MO LIBOR + 58) (c)	3.089%	06/20/65	1,117,302	1,115,262
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (c)	3.063%	05/20/66	128,677	130,429
GNMA, Series 2017-H11, Class FP (1MO LIBOR + 22) (c)	2.729%	04/20/67	1,578,772	1,575,278
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	116,618	128,474
				17,271,901

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 1.2%
FHLMC, Series 3994, Class EI (IO)	3.000%	02/15/22	$1,368,501	$41,984
FHLMC, Series 3874, Class KI (IO)	4.500%	08/15/25	1,010,333	34,575
FHLMC, Series 3946, Class SB (-1*1MO LIBOR + 675) (IO) (c)	4.266%	10/15/26	378,335	36,056
FHLMC, Series 237, Class S14 (-1*1MO LIBOR + 660) (IO) (c)	4.116%	05/15/36	1,183,680	189,780
FNMA, Series 2011-75, Class MI (IO)	3.500%	08/25/26	716,575	57,137
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	5,554,728	589,983
FNMA, Series 301, Class 1 (IO)	0.000%	04/25/29	472,348	422,818
FNMA, Series 348, Class 11 (IO)	6.000%	01/25/34	1,025,402	230,994
FNMA, Series 2010-44, Class CS (-1*1MO LIBOR + 655) (IO) (c)	4.065%	05/25/40	1,219,143	149,783
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	675,560	57,956
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	1,610,726	288,579
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	1,653,119	304,123
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	5,075,075	361,702
GNMA, Series 2010-H01, Class CI (IO) (c)	1.978%	01/20/60	2,924,966	269,416
GNMA, Series 2012-H02, Class AI (IO)(c)	1.777%	01/20/62	5,135,178	170,103
GNMA, Series 2013-H13, Class T1 (IO)(c)	0.449%	05/20/63	43,355,697	593,791
GNMA, Series 2016-H20, Class GI (IO) (c)	0.784%	08/20/66	48,780,795	503,052
GNMA, Series BC-H066, Class DI (IO)(c)	1.925%	04/20/67	18,628,576	290,278
GNMA, Series 2017-H22, Class ID (IO) (c)	1.978%	11/20/67	4,102,068	63,691
GNMA, Series 2018-H08, Class NI (IO) (c)	1.172%	05/20/68	24,831,742	694,534
GNMA, Series 2019-H04, Class IO (IO) (c)	1.563%	03/20/69	78,654,050	2,310,463
				7,660,798
Agency MBS Passthrough - 0.2%
FHLMC, Pool #FG G60257	5.500%	06/01/41	947,941	1,039,842
FNMA, Pool #FN 725146	6.500%	07/01/19	130	130
				1,039,972

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 15.6%
ACC Trust, Series 2018-1, Class A (b)	3.700%	12/21/20	$941,108	$942,082
ACC Trust, Series 2019-1, Class A (b)	3.750%	05/20/22	1,449,514	1,455,905
American Credit Acceptance Receivables Trust, Series 2017-1, Class D (b)	3.540%	03/13/23	1,290,000	1,293,560
American Credit Acceptance Receivables Trust, Series 2017-1, Class E (b)	5.440%	03/13/24	2,900,000	2,946,252
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (b)	4.140%	10/15/24	3,900,000	3,957,404
Bank of the West Auto Trust, Series 2017-1, Class B (b)	2.620%	11/15/23	400,000	394,972
California Republic Auto Receivables Trust, Series 2015-4, Class C (b)	4.230%	09/15/22	85,000	85,006
CarNow Auto Receivables Trust, Series 2018-1A, Class A (b)	3.610%	10/15/21	3,345,151	3,345,401
CarNow Auto Receivables Trust, Series 2018-1A, Class B (b)	4.260%	09/15/23	5,000,000	5,042,389
CarNow Auto Receivables Trust, Series 2017-1A, Class C (b)	5.750%	10/16/23	4,000,000	4,002,148
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (b)	3.040%	04/15/30	4,415,292	4,429,428
CIG Auto Receivables Trust, Series 2017-1A, Class C (b)	5.330%	12/16/24	1,600,000	1,608,561
CPS Auto Trust, Series 2014-C, Class C (b)	3.770%	08/17/20	2,294,836	2,297,805
CPS Auto Trust, Series 2018-C, Class D (b)	4.400%	06/17/24	850,000	866,637
CPS Auto Trust, Series 2018-D, Class D (b)	4.340%	09/16/24	2,150,000	2,188,414
CPS Auto Trust, Series 2019-A, Class D (b)	4.350%	12/16/24	1,400,000	1,426,752
Drive Auto Receivables Trust, Series 2016-CA, Class D (b)	4.180%	03/15/24	1,153,000	1,167,773
Drive Auto Receivables Trust, Series 2017-BA, Class E (b)	5.300%	07/15/24	2,674,000	2,740,545
Exeter Automobile Receivables Trust, Series 2016-3A, Class D (b)	6.400%	07/17/23	3,750,000	3,874,428
GM Financial Automobile Leasing Trust, Series 2016-3, Class C	2.380%	05/20/20	1,000,000	998,952
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (b)	5.800%	04/10/31	900,000	904,561

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 15.6% (Continued)
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (b)	5.550%	05/10/32	$2,750,000	$2,772,442
Honor Automobile Trust Securitization, Series 2016-1A, Class C (b)(e)	8.050%	11/15/22	5,160,000	3,238,932
Navistar Dealer Note Master Owner Trust, Series 2018-1, Class D (1MO LIBOR + 155) (b)(c)	4.035%	09/25/23	2,191,000	2,193,460
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (1MO LIBOR + 64) (b)(c)	3.124%	02/15/23	4,175,000	4,182,757
NextGear Floorplan Master Owner Trust, Series 2019-1A, Class A1 (1MO LIBOR + 65) (b)(c)	3.237%	02/15/24	2,000,000	2,002,590
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class E (b)	4.740%	11/14/25	3,000,000	2,996,406
OSCAR US Funding Trust, Series 2017-1A, Class A2B (1MO LIBOR + 80) (b)(c)	3.293%	05/11/20	104,520	104,553
OSCAR US Funding Trust, Series 2017-2A, Class A2B (1MO LIBOR + 65) (b)(c)	3.143%	11/10/20	634,678	634,904
OSCAR US Funding Trust, Series 2018-1A, Class A2B (1MO LIBOR + 49) (b)(c)	2.983%	04/12/21	2,913,492	2,914,031
OSCAR US Funding Trust, Series 2017-1A, Class A3 (b)(c)	2.820%	06/10/21	1,400,000	1,398,621
OSCAR US Funding Trust, Series 2018-2A, Class A2A (b)	3.150%	08/10/21	2,892,435	2,893,086
OSCAR US Funding Trust, Series 2015-1A, Class A4 (b)	2.440%	06/15/22	1,387,827	1,385,870
Prestige Auto Receivables Trust, Series 2016-1A, Class D (b)	5.150%	11/15/21	400,000	407,011
Prestige Auto Receivables Trust, Series 2015-1, Class E (b)(c)	4.670%	01/17/22	2,300,000	2,306,529
Skopos Auto Receivables Trust, Series 2015-2A, Class B (b)	5.710%	02/15/21	458,521	459,299
Skopos Auto Receivables Trust, Series 2018-1A, Class C (b)(c)	4.770%	04/17/23	3,000,000	3,007,454
Tesla Auto Lease Trust, Series 2018-A, Class E (b)(c)	4.940%	03/22/21	3,350,000	3,360,240

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 15.6% (Continued)
Tesla Auto Lease Trust, Series 2018-B, Class D (b)	5.290%	11/22/21	$3,550,000	$3,587,459
Tesla Auto Lease Trust, Series 2018-B, Class E (b)	7.870%	06/20/22	2,000,000	2,021,529
United Auto Credit Securitization Trust, Series 2017-1, Class E (b)	5.090%	03/10/23	2,350,000	2,369,645
United Auto Credit Securitization Trust, Series 2018-2, Class D (b)	4.260%	05/10/23	2,800,000	2,816,701
Veros Auto Receivables Trust, Series 2017-1, Class A (b)	2.840%	04/17/23	1,233,144	1,231,170
Veros Auto Receivables Trust, Series 2018-1, Class A (b)	3.630%	05/15/23	2,614,198	2,618,397
				96,872,061

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 23.2%
Avant Loans Funding Trust, Series 2019-A, Class A (b)	3.480%	07/15/22	$5,900,000	$5,899,627
Consumer Lending Receivables Trust, Series 2019-A, Class CERT (b)	0.000%	04/15/26	150,000	3,900,000
Consumer Lending Receivables Trust, Series 2019-A, Class A (b)	3.520%	04/15/26	2,000,581	2,000,581
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class A (b)	2.420%	09/15/23	484,373	484,145
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class B (b)	3.560%	09/15/23	7,000,000	7,007,698
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class C (b)	5.020%	09/15/23	2,000,000	2,021,041
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class B (b)(c)	3.500%	01/16/24	1,092,324	1,092,709
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class C (b)(c)	4.870%	01/16/24	2,000,000	2,012,510
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class B (b)(c)	3.670%	05/15/24	1,500,445	1,500,867
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class C (b)(c)	4.740%	05/15/24	2,000,000	2,013,467
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class A (b)	3.820%	01/15/26	2,731,448	2,745,710
Freedom Financial, Series 2018-1, Class A (b)	3.610%	07/18/24	3,507,130	3,510,330
Freedom Financial, Series 2018-1, Class B (b)	4.560%	07/18/24	4,000,000	4,043,279
Freedom Financial, Series 2018-2, Class A (b)	3.990%	10/20/25	4,937,819	4,952,288
Freedom Financial, Series 2018-2, Class B (b)	4.610%	10/20/25	4,300,000	4,381,623
Freedom Financial, Series 2018-2, Class C (b)	5.880%	10/20/25	3,000,000	3,053,605
LendingClub Issuance Trust, Series 2016-NP2, Class B (b)	6.000%	01/17/23	1,231,798	1,234,843
Lendmark Funding Trust, Series 2017-1A, Class B (b)	3.770%	12/22/25	400,000	400,436
Lendmark Funding Trust, Series 2017-1A, Class C (b)	5.410%	12/22/25	2,300,000	2,358,272
Lendmark Funding Trust, Series 2018-2A, Class A (b)	4.230%	04/20/27	2,400,000	2,460,790
Mariner Finance Issuance Trust, Series 2017-AA, Class B (b)	4.740%	02/20/29	400,000	405,017

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 23.2% (Continued)
Mariner Finance Issuance Trust, Series 2017-AA, Class C (b)	6.730%	02/20/29	$1,750,000	$1,811,253
Mariner Finance Issuance Trust, Series 2017-BA, Class A (b)(c)	2.920%	12/20/29	400,000	398,177
Mariner Finance Issuance Trust, Series 2017-BA, Class C (b)	4.570%	12/20/29	10,150,000	10,130,921
Mariner Finance Issuance Trust, Series 2018-AA, Class C (b)	5.110%	11/20/30	2,750,000	2,815,549
Mariner Finance Issuance Trust, Series 2018-AA, Class D (b)	6.570%	11/20/30	4,725,000	4,840,803
Marlette Funding Trust, Series 2016-1A, Class B (b)	4.780%	01/17/23	10,051	10,059
Marlette Funding Trust, Series 2017-1A, Class B (b)	4.114%	03/15/24	3,100,000	3,109,940
Marlette Funding Trust, Series 2017-2A, Class B (b)	3.190%	07/15/24	1,500,000	1,499,841
Marlette Funding Trust, Series 2018-1A, Class C (b)	3.690%	03/15/28	814,000	812,736
OneMain Financial Issuance Trust, Series 2016-2A, Class B (b)	5.940%	03/20/28	6,130,000	6,180,392
Oportun Funding LLC, Series 2018-C, Class D (b)	6.790%	10/08/24	3,972,000	4,007,740
Oportun Funding LLC, Series 2018-D, Class B (b)	4.830%	12/09/24	2,900,000	2,947,240
Oportun Funding LLC, Series 2018-D, Class d (b)	7.170%	12/09/24	2,000,000	2,031,211
Oportun Funding VI LLC, Series 2017-A, Class B (b)	3.970%	06/08/23	2,500,000	2,488,497
Oportun Funding VII LLC, Series 2017-B, Class B (b)	4.260%	10/10/23	2,500,000	2,508,975
Prosper Marketplace Issuance Trust, Series 2017-2A, Class B (b)	3.480%	09/15/23	1,435,585	1,435,299
Prosper Marketplace Issuance Trust, Series 2019-1A, Class A (b)	3.540%	04/15/25	1,183,574	1,185,555
Prosper Marketplace Issuance Trust, Series 2019-1A, Class B (b)	4.030%	04/15/25	1,750,000	1,760,093
Purchasing Power Funding, Series 2018-A, Class B (b)	3.580%	08/15/22	3,000,000	3,000,152
Purchasing Power Funding, Series 2018-A, Class C (b)(c)	3.780%	08/15/22	1,400,000	1,399,462

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 23.2% (Continued)
Purchasing Power Funding, Series 2018-A, Class D (b)(c)	4.660%	08/15/22	$1,000,000	$999,118
Springfield Funding Trust, Series 2015-AA, Class B (b)	3.620%	11/15/24	350,000	350,116
Upgrade Receivables Trust, Series 2018-1A, Class A (b)	3.760%	11/15/24	5,108,209	5,122,572
Upgrade Receivables Trust, Series 2019-1A, Class A (b)	3.480%	03/15/25	3,000,000	3,004,313
Upgrade Receivables Trust, Series 2019-1A, Class B (b)	4.090%	03/15/25	2,650,000	2,661,460
Upstart Securitization Trust, Series 2017-1, Class B (b)	3.802%	06/20/24	2,847,306	2,850,146
Upstart Securitization Trust, Series 2017-2, Class A (b)	2.508%	03/20/25	205,488	205,358
Upstart Securitization Trust, Series 2018-1, Class B (b)	3.887%	08/20/25	3,198,154	3,203,519
Upstart Securitization Trust, Series 2018-2, Class A (b)	3.330%	12/22/25	6,185,106	6,185,465
Upstart Securitization Trust, Series 2019-1, Class A (b)	3.450%	04/20/26	5,000,000	5,002,144
Upstart Securitization Trust, Series 2019-1, Class B (b)	4.190%	04/20/26	2,900,000	2,911,639
				144,348,583
Credit Card - 2.9%
Fortiva Retail Credit Master Note, Series 2018-1, Class A (b)	5.540%	11/15/23	10,850,000	11,023,502
Fortiva Retail Credit Master Note, Series 2018-1, Class C (b)	7.730%	11/15/23	2,750,000	2,813,631
Genesis Sales Finance Master Trust, Series 2019-AA, Class A (b)	4.680%	08/20/23	1,200,000	1,215,061
Genesis Sales Finance Master Trust, Series 2019-AA, Class C (b)	6.880%	08/20/23	1,700,000	1,717,692
Genesis Sales Finance Master Trust, Series 2019-AA, Class D (b)	9.540%	08/20/23	1,000,000	1,022,029
				17,791,915

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 5.2%
Ascentium Equipment Receivables Trust, Series 2016-2A, Class E (b)(c)	6.790%	10/10/24	$900,000	$926,723
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (b)	2.210%	11/20/21	222,251	221,756
BCC Funding Corp., Series 2016-1, Class A2 (b)	2.200%	12/20/21	42,644	42,574
Business Jet Securities LLC, Series 2018-1, Class A (b)(c)	4.335%	02/15/33	5,934,469	5,968,659
Business Jet Securities LLC, Series 2018-1, Class B (b)(c)	6.048%	02/15/33	1,120,873	1,156,283
Business Jet Securities LLC, Series 2018-2, Class A (b)	4.447%	06/15/33	4,631,353	4,688,625
Business Jet Securities LLC, Series 2018-2, Class B (b)	5.437%	06/15/33	5,367,703	5,436,972
CAL Funding Ltd., Series 2018-2A, Class B (b)	5.220%	09/25/43	3,800,000	3,882,837
CCG Receivables Trust, Series 2018-2, Class C (b)	3.870%	12/15/25	2,280,000	2,317,437
CLI Funding LLC, Series 2017-1A, Class A (b)	3.620%	05/18/42	3,049,773	3,027,193
Global SC Finance SRL, Series 2014-1A, Class A2 (b)	3.090%	07/17/29	1,106,667	1,091,160
SCF Equipment Trust LLC, Series 2017-1A, Class A (b)	3.770%	01/20/23	3,378,012	3,400,815
				32,161,034

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 13.0%
A10 Securitization, Series 2017-1A, Class A1FL (1MO LIBOR + 85) (b)(c)	3.334%	03/15/36	$5,163,688	$5,163,848
A10 Securitization, Series 2017-1A, Class C (b)	4.050%	03/15/36	5,750,000	5,754,776
A10 Securitization, Series 2017-1A, Class D (b)	4.700%	03/15/36	3,250,000	3,230,734
AREIT Trust, Series 2018-CRE1, Class B (1MO LIBOR + 165) (b)(c)	4.134%	02/14/35	900,000	900,003
B2R Mortgage Trust, Series 2015-2, Class A (b)	3.336%	11/15/48	148,338	148,079
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (b)(c)	4.834%	08/15/32	4,750,000	4,737,963
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A (1MO LIBOR + 85) (b)(c)	3.334%	01/15/33	655,162	649,749
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D (1MO LIBOR + 603.665) (b)(c)	8.520%	11/15/33	3,900,000	3,907,579
BTH Mortgage-Backed Securities Trust, Series 2018-13, Class A (1MO LIBOR + 250) (b)(c)	4.989%	08/01/21	4,000,000	4,002,365
Cold Storage Trust, Series 2017-ICE3, Class A (b)(c)	3.484%	04/15/36	2,465,000	2,465,020
Commercial Mortgage Trust, Series 2014-TWC, Class B (1MO LIBOR + 160) (b)(c)	4.099%	02/13/32	1,340,000	1,340,000
Commercial Mortgage Trust, Series 2014-TWC, Class D (1MO LIBOR + 225) (b)(c)	4.749%	02/13/32	1,300,000	1,300,408
Commercial Mortgage Trust, Series 2012-CR2, Class E (b)(c)	4.832%	08/15/45	250,000	236,951
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (1MO LIBOR + 225) (b)(c)	4.734%	11/15/36	4,900,000	4,906,099
Goldman Sachs Mortgage Securities Trust, Series 2018-FBLU, Class E (b)(c)	5.240%	11/15/35	5,900,000	5,917,056
Invitation Homes Trust, Series 2017-SFR2, Class D (1MO LIBOR + 180) (b)(c)	4.282%	12/17/36	3,000,000	3,009,296
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 200) (b)(c)	4.482%	03/17/37	2,600,000	2,590,317
Invitation Homes Trust, Series 2018-SFR2, Class E (1MO LIBOR + 200) (b)(c)	4.482%	06/17/37	3,500,000	3,495,622

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 13.0% (Continued)
Invitation Homes Trust, Series 2018-SFR3, Class D (1MO LIBOR + 165) (b)(c)	4.132%	07/17/37	$2,850,000	$2,853,212
Invitation Homes Trust, Series 2018-SFR3, Class E (1MO LIBOR + 200) (b)(c)	4.482%	07/17/37	3,500,000	3,494,498
Prime Finance Partners III, Series 2017-3, Class C (1MO LIBOR + 250) (b)(c)	4.984%	01/14/35	860,553	861,744
Prime Finance Partners III, Series 2017-3, Class D (1MO LIBOR + 350) (b)(c)	5.984%	01/14/35	500,000	500,191
Progress Residential Trust, Series 2015-SFR2, Class A (b)	2.740%	06/12/32	1,840,866	1,828,628
Progress Residential Trust, Series 2015-SFR3, Class A (b)	3.067%	11/12/32	98,986	98,658
Progress Residential Trust, Series 2015-SFR3, Class D (b)	4.673%	11/12/32	135,000	135,675
ReadyCap Commercial Mortgage Trust, Series 2019-FL3, Class A (1MO LIBOR + 100) (b)(c)	0.000%	03/25/34	1,500,000	1,500,000
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class B (1MO LIBOR + 165) (b)(c)	4.136%	05/25/34	471,484	471,555
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class C (1MO LIBOR + 225) (b)(c)	4.735%	05/25/34	2,000,000	2,000,992
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class D (1MO LIBOR + 385) (b)(c)	6.335%	05/25/34	3,250,000	3,261,611
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (b)(c)	5.186%	06/25/35	6,600,000	6,533,438
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B (1MO LIBOR + 200) (b)(c)	4.484%	07/15/34	2,846,852	2,823,936
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (b)(c)	5.652%	02/15/44	665,000	675,266
				80,795,269

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency MBS CMO - 7.7%
Antler Mortgage Trust, Series 2018-RTL1, Class A2 (b)	4.703%	07/25/22	$4,500,000	$4,494,622
Antler Mortgage Trust, Series 2018-RTL1, Class M (b)	7.385%	05/25/23	2,000,000	2,012,193
Arroyo Mortgage Trust, Series 2018-1, Class A1 (b)	3.763%	04/25/48	2,819,791	2,850,614
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (b)	4.580%	06/25/48	4,717,510	4,732,417
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A2 (b)	5.875%	06/25/48	2,800,000	2,827,244
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (c)	4.580%	08/25/34	8,586	8,800
COLT Funding LLC, Series 2016-2, Class M1 (b)	5.500%	09/25/46	750,000	752,625
COLT Funding LLC, Series 2019-1, Class A1 (b)	3.705%	03/25/49	1,458,111	1,463,420
Finance of America Structured Securities, Series 2018-HB1, Class M3 (b)	4.392%	09/25/28	2,750,000	2,750,000
First Horizon Mortgage Pass-Through Trust, Series 2005-AR1, Class 2A2 (c)	4.501%	04/25/35	115,863	118,026
Goldman Sachs Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A (b)	3.750%	10/25/57	1,794,000	1,821,756
LHFC Depositor LLC, Series 2019-RLT1, Class A2 (b)	4.948%	10/25/23	4,544,000	4,560,860
LHFC Depositor LLC, Series 2019-RLT1, Class M (b)	6.899%	10/25/23	2,750,000	2,750,000
Nationstar HECM Loan Trust, Series 2018-3A, Class M2 (b)	4.155%	11/25/28	9,900,000	9,909,286
RiverView HECM Trust, Series 2007-1, Class A (TREASURY 1Y + 50) (b)(c)	3.160%	05/25/47	131,690	98,068
RMF Buyout Issuance Trust, Series 2018-1, Class M3 (b)	4.448%	11/25/28	1,900,000	1,922,990
Sequoia Mortgage Trust, Series 2003-1, Class 1A (1MO LIBOR + 76) (c)	3.248%	04/20/33	155,060	151,925
Vericrest Opportunity Loan Trust, Series 2018-NP10, Class A1A (b)	4.581%	11/25/48	4,663,107	4,702,052
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (c)	4.723%	09/25/33	186,740	189,595
				48,116,493

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 82.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 1.2%
College Ave Student Loans, Series 2018-A, Class B (b)(c)	4.750%	12/26/47	$1,900,000	$1,988,821
College Ave Student Loans, Series 2018-A, Class C (b)(c)	5.500%	12/26/47	900,000	937,814
CommonBond Student Loan Trust, Series 2017-BGS, Class C (b)	4.440%	09/25/42	996,877	986,926
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (b)	2.680%	07/25/35	342,638	339,682
Earnest Student Loan Program LLC, Series 2016-C, Class A1 (1MO LIBOR + 185) (b)(c)	4.336%	10/27/36	1,294,435	1,311,829
Earnest Student Loan Program LLC, Series 2016-D, Class R	0.000%	01/25/41	5,000	275,161
Social Professional Loan Program, Series 2016-D, Class A1 (1MO LIBOR + 95) (b)(c)	3.436%	01/25/39	736,759	740,806
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (b)(c)	2.836%	02/25/42	827,995	827,442
				7,408,481

Total Securitized				$509,270,489

Treasury - 7.2%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Bonds (a)	1.250%	04/30/19	10,000,000	9,989,500
U.S. Treasury Notes (a)	3.125%	05/15/19	12,000,000	12,009,395
U.S. Treasury Bonds (a)	1.625%	07/31/19	11,000,000	10,969,492
U.S. Treasury Notes (a)	1.250%	08/31/19	12,000,000	11,939,063
Total Treasury				$44,907,450

Registered Investment Companies - 10.0%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.56% (f)	13,731,526	13,732,900

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Registered Investment Companies - 10.0% (Continued)	Shares	Fair Value
State Street Navigator Securities Lending Portfolio I, 2.65% (f)(g)	31,874,285	$31,874,285
Total Registered Investment Companies		$45,607,185

Total Investment Securities - 106.4% (Cost $643,185,807)		$644,417,114

Liabilities in Excess of Other Assets - (6.4)%		(23,428,949)

Net Assets - 100.0%		$620,988,165

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2019 was $47,083,188.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2019 was $492,199,771, representing 79.3% of net assets.
(c)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2019. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread, but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security. Valued at fair value by the Valuation & Liquidity Committee based on procedures approved by the Board of Trustees. This security was first acquired on December 7, 2016 with a total cost on March 31, 2019 of $5,296,483 and represents 0.5% of net assets.
(f)	The rate shown is the effective yield as of March 31, 2019.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $31,874,285. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $16,171,385.

AB - Aktiebolag

AG - Aktiengesellschaft

A/S - Aktieselskab

IO - Interest Only

LIBOR - London Interbank Offered Rate

NA - National Association

plc - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Core Bond Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Corporate Credit - 17.3%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.7%
Bank of America Corp.	2.881%	04/24/23	$100,000	$99,726
Bank of America Corp. (a)	3.824%	01/20/28	100,000	101,469
Bank of New York Mellon Corp. (The)	3.000%	10/30/28	100,000	97,411
Bank of Nova Scotia	1.650%	06/14/19	65,000	64,865
Canadian Imperial Bank (b)	1.600%	09/06/19	75,000	74,658
Capital One Financial Corp. (b)	3.750%	07/28/26	100,000	97,477
Citigroup, Inc. (b)	3.300%	04/27/25	100,000	99,927
Citigroup, Inc. (3MO LIBOR + 125) (a)	4.047%	07/01/26	100,000	100,115
Citigroup, Inc.	4.125%	07/25/28	150,000	150,976
Discover Financial Services, Inc.	4.100%	02/09/27	100,000	100,046
Goldman Sachs Group, Inc.	2.300%	12/13/19	25,000	24,917
Goldman Sachs Group, Inc.	2.625%	04/25/21	50,000	49,792
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)(b)	3.875%	04/26/22	50,000	50,268
Goldman Sachs Group, Inc.	3.500%	01/23/25	80,000	79,779
Goldman Sachs Group, Inc.	3.500%	11/16/26	100,000	98,746
Huntington Bancshares, Inc.	2.300%	01/14/22	100,000	98,500
JPMorgan Chase & Co.	2.250%	01/23/20	100,000	99,636
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	3.787%	01/15/23	100,000	100,765
JPMorgan Chase & Co. (a)(b)	3.782%	02/01/28	100,000	101,956
JPMorgan Chase & Co. (a)	3.509%	01/23/29	100,000	99,438
Key Bank NA	2.500%	11/22/21	250,000	248,520
Morgan Stanley (b)	3.737%	04/24/24	100,000	102,062
Morgan Stanley	3.700%	10/23/24	100,000	101,801
Morgan Stanley (b)	3.125%	07/27/26	100,000	97,477
Morgan Stanley (b)	3.625%	01/20/27	100,000	100,241
Regions Financial Corp.	2.750%	08/14/22	250,000	248,135
Royal Bank of Canada (b)	1.500%	07/29/19	30,000	29,890
SunTrust Bank	3.525%	10/26/21	100,000	101,053
Toronto-Dominion Bank	1.450%	08/13/19	30,000	29,871
Wells Fargo & Co.	2.400%	01/15/20	250,000	249,443
Wells Fargo & Co.	3.550%	09/29/25	100,000	101,790
Westpac Banking Corp.	1.600%	08/19/19	75,000	74,707
				3,275,457

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 17.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Basic Industry - 0.1%
E.I. du Pont de Nemours & Co.	2.200%	05/01/20	$75,000	$74,733

Brokerage Asset Managers Exchanges - 0.2%
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	101,290

Capital Goods - 0.4%
General Electric Capital Corp.	6.750%	03/15/32	100,000	115,615
L-3 Communications Corp.	3.850%	12/15/26	50,000	50,925
Lennox International, Inc.	3.000%	11/15/23	100,000	98,137
				264,677
Communications - 1.7%
American Tower Corp.	2.250%	01/15/22	50,000	49,252
AT&T, Inc. (b)	3.200%	03/01/22	50,000	50,447
AT&T, Inc.	4.500%	05/15/35	100,000	98,655
Comcast Corp.	3.450%	10/01/21	100,000	101,992
Comcast Corp.	3.969%	11/01/47	144,000	139,203
Crown Castle International Corp.	2.250%	09/01/21	75,000	73,935
Deutsche Telekom International Finance (c)	4.750%	06/21/38	100,000	102,386
Time Warner, Inc.	3.800%	02/15/27	100,000	99,487
Twenty-First Century Fox, Inc. (c)	4.030%	01/25/24	50,000	51,884
Verizon Communications, Inc. (3MO LIBOR + 110) (a)	3.784%	05/15/25	100,000	100,010
Verizon Communications, Inc. (b)	4.125%	03/16/27	100,000	104,692
				971,943

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 17.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 1.8%
BMW U.S. Capital LLC (c)	1.450%	09/13/19	$25,000	$24,876
CVS Health Corp. (b)	5.050%	03/25/48	250,000	251,984
Daimler Finance NA LLC (c)	1.750%	10/30/19	150,000	149,037
Ford Motor Co. (b)	4.346%	12/08/26	100,000	92,890
Ford Motor Co. (b)	7.450%	07/16/31	75,000	80,018
General Motors Financial Co., Inc.	3.200%	07/06/21	35,000	34,853
General Motors Financial Co., Inc.	4.200%	11/06/21	50,000	50,954
General Motors Financial Co., Inc.	4.000%	10/06/26	100,000	95,866
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	92,079
Nissan Motor Acceptance Corp. (c)	1.550%	09/13/19	75,000	74,548
Toyota Motor Credit Corp. (b)	1.950%	04/17/20	75,000	74,505
				1,021,610
Consumer Non-Cyclical - 1.6%
Abbott Laboratories	4.750%	11/30/36	100,000	112,551
Actavis Funding SCS (b)	4.550%	03/15/35	100,000	98,068
Amgen, Inc. (b)	2.650%	05/11/22	140,000	139,582
Anheuser-Busch Cos., LLC (c)	4.700%	02/01/36	100,000	100,039
Anheuser-Busch InBev SA/NV	4.750%	01/23/29	100,000	106,483
Kimberly-Clark Corp.	3.950%	11/01/28	100,000	107,164
Kroger Co. (The) (b)	2.650%	10/15/26	100,000	92,115
Thermo Fisher Scientific, Inc.	2.950%	09/19/26	100,000	96,447
Zoetis, Inc.	3.250%	08/20/21	50,000	50,322
				902,771
Electric - 1.0%
CMS Energy Corp.	2.950%	02/15/27	100,000	95,469
DTE Energy Co.	2.850%	10/01/26	100,000	95,314
Entergy Corp.	2.950%	09/01/26	50,000	48,082
Public Service Electric	2.250%	09/15/26	100,000	94,127
Sempra Energy	1.625%	10/07/19	30,000	29,786
Southern Power Co. (b)	1.950%	12/15/19	55,000	54,638
Southwestern Electric Power	2.750%	10/01/26	100,000	95,238
WEC Energy Group, Inc.	3.375%	06/15/21	50,000	50,600
				563,254

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 17.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 1.0%
Cimarex Energy Co. (b)	3.900%	05/15/27	$100,000	$99,806
Energy Transfer Operating LP (b)	4.500%	04/15/24	75,000	78,360
Noble Energy, Inc. (b)	3.850%	01/15/28	100,000	98,592
Phillips 66 Partners LP	3.550%	10/01/26	100,000	98,262
Shell International Finance BV	6.375%	12/15/38	73,000	99,196
Valero Energy Corp.	3.400%	09/15/26	100,000	97,916
				572,132
Finance Companies - 0.2%
American Express Credit Corp.	1.700%	10/30/19	100,000	99,479

Insurance - 1.0%
Jackson National Life Global Funding (3MO LIBOR + 48) (a)(c)	3.081%	06/11/21	50,000	50,103
Jackson National Life Global Funding (c)	2.100%	10/25/21	50,000	49,079
Lincoln National Corp.	3.625%	12/12/26	100,000	100,560
New York Life Global Funding (c)	2.350%	07/14/26	50,000	47,598
New York Life Global Holdings (c)	2.900%	01/17/24	100,000	100,589
PRICOA Global Funding I (c)	1.450%	09/13/19	150,000	149,098
Principal Life Global Funding II (c)	2.375%	11/21/21	100,000	99,044
				596,071
REITS - 1.5%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	100,703
American Campus Communities, Inc.	3.625%	11/15/27	100,000	97,832
American Homes 4 Rent	4.250%	02/15/28	100,000	99,061
Boston Properties LP	2.750%	10/01/26	50,000	47,411
CubeSmart LP	3.125%	09/01/26	50,000	47,548
ERP Operating LP	2.850%	11/01/26	100,000	97,446
Life Storage LP	3.875%	12/15/27	100,000	98,058
Realty Income Corp.	3.875%	04/15/25	100,000	103,594
Realty Income Corp.	3.000%	01/15/27	100,000	97,274
Spirit Realty LP	4.450%	09/15/26	100,000	99,170
				888,097
Technology - 0.3%
Apple, Inc. (b)	3.000%	06/20/27	100,000	99,647
Dell International LLC (b)(c)	5.300%	10/01/29	100,000	100,648
				200,295

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 17.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.8%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	$33,192	$33,776
CSX Corp.	4.250%	11/01/66	100,000	93,406
Kirby Corp.	4.200%	03/01/28	100,000	100,954
Southwest Airlines Co.	3.000%	11/15/26	100,000	96,644
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	41,769	46,297
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	35,218	36,119
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	33,104	34,815
				442,011

Total Corporate Credit				$9,973,820

Government Related - 1.1%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Guaranteed - 0.8%
Tunisian Republic	1.416%	08/05/21	500,000	489,400

Government Owned, No Guarantee - 0.3%
Tennessee Valley Authority	4.625%	09/15/60	125,000	160,274

Total Government Related				$649,674

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 59.7%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.0%
BXG Receivables Note Trust, Series 2012-A, Class B (c)	3.990%	12/02/27	$52,235	$52,250
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	24,388	24,287
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	114,179	115,434
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	135,189	137,168
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	89,928	88,828
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	40,558	40,993
Hero Funding Trust, Series 2016-1R, Class A1 (c)	4.500%	09/21/42	37,197	37,011
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	124,603	125,560
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	54,448	55,192
Hero Funding Trust, Series 2017-3A, Class A1 (a)(c)	3.190%	09/20/48	123,951	124,955
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	133,488	138,041
Kabbage Funding LLC, Series 2019-1, Class C (c)	4.611%	03/15/24	100,000	100,724
LTCG Securitization, Series 2018-A, Class A (c)	4.590%	06/15/48	87,233	87,615
MarketPlace Loan Trust, Series 2017-BS1, Class A (a)(c)	3.500%	01/18/22	86,937	86,811
Mosaic Solar Loans LLC, Series 2018-1A, Class A (c)	4.010%	06/22/43	166,037	166,755
Mosaic Solar Loans LLC, Series 2017-2A, Class B (c)	4.770%	06/22/43	94,119	94,825
New Residential Advance Receivables Trust, Series 2016-T4, Class DT4 (c)	4.387%	12/15/50	200,000	201,362
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (a)(c)	5.486%	02/25/44	94,688	94,688
Ocwen Master Advance Receivables Trust, Series 2018-T1, Class DT1 (c)	4.236%	08/15/49	100,000	100,020
Ocwen Master Advance Receivables Trust, Series 2018-T2, Class DT2 (c)	4.532%	08/15/50	100,000	100,544

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.0% (Continued)
OnDeck Asset Securitization Trust, Series 2018-1A, Class B (c)	4.020%	04/18/22	$100,000	$100,582
Renew Financial LLC, Series 2017-1A, Class A (c)	3.670%	09/20/52	68,355	69,722
Renew Financial LLC, Series 2017-1A, Class B (a)(c)	5.750%	09/20/52	66,562	67,689
Renew Financial LLC, Series 2017-2A, Class A (c)	3.220%	09/22/53	79,468	79,729
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (c)	3.590%	11/15/49	100,000	99,487
SPS Servicer Advance Receivables Trust, Series 2018-T1, Class DT1 (c)	4.500%	10/17/50	100,000	100,184
TES LLC, Series 2017-1A, Class A (c)	4.330%	10/20/47	195,988	201,908
Westgate Resorts, Series 2018-1A, Class B (c)	3.580%	12/20/31	195,520	195,335
				2,887,699
Agency CMBS - 3.7%
FNMA, Pool #FN AE0834 (a)	4.104%	01/01/21	32,852	33,546
FNMA, Pool #FN AN2213 (a)	2.810%	07/01/26	700,000	704,880
FNMA, Pool #FN 464107	4.820%	12/01/29	146,906	160,890
FNMA, Pool #FN AM9491	3.550%	08/01/30	179,805	187,937
FNMA, Pool #FN 469130 (a)	4.870%	10/01/41	134,440	148,192
FNMA, Pool #FN AM5015 (a)	4.940%	12/01/43	788,950	893,176
				2,128,621

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.4%
FHLMC, Pool #FG S20432, Series 306, Class F3 (1MO LIBOR + 30) (a)	2.784%	05/15/28	$139,683	$140,221
FHLMC, Series 2018-1, Class A2	3.500%	06/25/28	200,000	203,727
FHLMC, Series 4151, Class YC	2.500%	01/15/33	240,915	230,602
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	109,260	126,765
FHLMC, Series 2814, Class PH	6.000%	06/15/34	56,168	62,697
FHLMC, Series 4265, Class FD (1MO LIBOR + 40) (a)	2.884%	01/15/35	182,160	181,250
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (a)	3.584%	11/15/37	148,648	153,034
FHLMC, Series 3605, Class PB	4.500%	11/15/39	100,000	106,894
FHLMC, Series 3617, Class PC	4.500%	12/15/39	109,000	119,134
FHLMC, Series 3740, Class FC (1MO LIBOR + 50) (a)	2.984%	10/15/40	251,975	252,578
FHLMC, Series 3811, Class TA (a)	5.000%	02/15/41	262,142	295,649
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (a)	2.984%	07/15/41	175,213	176,171
FHLMC, Series 263, Class F5 (1MO LIBOR + 50) (a)	2.984%	06/15/42	219,906	220,314
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	40,777	43,543
FNMA, Series 2012-17, Class BC	3.500%	03/25/27	1,000,000	1,038,525
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	81,672	75,427
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	113,748	126,910
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	220,082	260,132
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	204,117	244,814
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	209,247	228,058
FNMA, Series 2005-68, Class PG	5.500%	08/25/35	63,386	68,840
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (a)	3.135%	07/25/36	182,922	184,708
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	93,007	102,849
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (a)	2.865%	11/25/36	147,225	147,288
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	190,142	202,117
FNMA, Series 2015-76, Class ZB (a)	4.000%	10/25/39	33,938	34,776
FNMA, Series 2009-103, Class MB (a)	4.315%	12/25/39	81,892	87,449
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	223,812
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	638,519

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.4% (Continued)
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	$321,407	$342,937
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	298,000	277,413
FNMA, Series 411, Class A3	3.000%	08/25/42	89,536	88,648
FNMA, Series 2012-99, Class UY (a)	2.500%	09/25/42	329,000	294,105
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	279,000	273,424
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	349,320
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	100,000	113,269
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	247,826	234,753
GNMA, Series 2000-35, Class FA (1MO LIBOR + 55) (a)	3.032%	12/16/26	73,084	73,473
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	316,712	370,821
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	170,000	189,208
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	100,000	101,842
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	96,643	102,094
GNMA, Series 2010-9, Class FA (1MO LIBOR + 52) (a)	3.002%	01/16/40	226,009	227,470
GNMA, Series 2010-105, Class B	5.000%	08/20/40	257,914	281,554
GNMA, Series 2011-93, Class WB	4.000%	03/20/41	3,926	4,083
GNMA, Series 2013-22, Class GA (a)	2.500%	10/20/41	100,817	100,419
GNMA, Series 2012-74, Class LY (a)	2.500%	06/20/42	225,000	203,610
GNMA, Series 2012-113, Class NZ (a)	4.500%	09/20/42	243,705	262,129
GNMA, Series 2012-143, Class EG	2.000%	12/20/42	973,942	786,585
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	85,848
GNMA, Series 2013-37, Class F (1MO LIBOR + 27) (a)	2.758%	03/20/43	62,167	61,779
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	53,463	46,377
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	44,422	40,513
GNMA, Series 2016-111, Class HA	2.500%	08/20/46	206,464	191,183
GNMA, Series 2017-H18, Class EB (12MO LIBOR +22) (a)	4.476%	06/20/63	353,181	370,408
GNMA, Series 2014-H14, Class FA (1MO LIBOR + 50) (a)	3.007%	07/20/64	151,914	152,511
GNMA, Series 2014-H15, Class FA (1MO LIBOR + 50) (a)	3.009%	07/20/64	103,559	103,575
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (a)	3.063%	05/20/66	292,526	296,509
GNMA, Series 2017-H16, Class DB (a)	4.569%	08/20/67	258,120	267,591
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	58,309	64,237
				12,334,491

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 4.2%
FHLMC, Series 3994, Class EI (IO)	3.000%	02/15/22	$506,701	$15,545
FHLMC, Series 3874, Class KI (IO)	4.500%	08/15/25	272,629	9,330
FHLMC, Series 3102, Class TA	7.500%	01/15/36	267,133	298,377
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	162,113	139,398
FHLMC, Series 237, Class S14 (IO) (a)	4.116%	05/15/36	733,881	117,664
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	253,821	219,239
FHLMC, Series 3318, Class AO (PO)	0.000%	05/15/37	7,561	6,898
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	95,434	88,175
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	205,507	180,130
FHLMC, Series 3594, Class SP (1MO LIBOR + 184.6) (a)	4.330%	12/15/37	39,064	40,596
FNMA, Series 2012-128, Class EI (IO)	3.500%	11/25/27	953,005	83,012
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	499,526	53,056
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	146,310	32,959
FNMA, Series 2005-45, Class PQ (-1*1MO LIBOR + 550) (IO) (a)	3.014%	10/25/34	484,300	31,965
FNMA, Series 390, Class 32 (IO)	6.500%	12/25/34	219,602	46,941
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	103,792	94,324
FNMA, Series 2010-44, Class CS (-1*1MO LIBOR + 655) (IO) (a)	4.065%	05/25/40	174,163	21,398
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	235,763	20,226
FNMA, Series 2012-100, Class MI (IO)	4.500%	12/25/40	1,029,954	107,000
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	236,668	189,164
FNMA, Series 2014-42, Class SN (-1*1MO LIBOR + 605) (IO) (a)	3.565%	07/25/44	1,055,502	163,519
GNMA, Series 2010-47, Class PX (-1*1MO LIBOR + 670) (IO) (a)	4.212%	06/20/37	785,602	112,923
GNMA, Series 2008-38, Class ID (IO)	6.000%	03/20/38	625,764	79,764
GNMA, Series 2008-40, Class SA (-1*1MO LIBOR + 640) (IO) (a)	3.918%	05/16/38	89,874	13,545
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	343,441	63,183
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	596,227	42,493
GNMA, Series 2012-H02, Class AI (IO)(a)	1.777%	01/20/62	481,214	15,940
GNMA, Series 2013-H13, Class TI (IO) (a)	0.449%	05/20/63	2,791,022	38,225
GNMA, Series 2016-H20, Class GI (IO) (a)	0.784%	08/20/66	2,900,869	29,915
GNMA, Series BC-H066, Class DI (IO) (a)	1.925%	04/20/67	846,008	13,183

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 4.2% (Continued)
GNMA, Series 2017-H22, Class ID (IO) (a)	1.978%	11/20/67	$495,322	$7,691
GNMA, Series 2018-H08, Class NI (IO) (a)	1.172%	05/20/68	1,775,964	49,673
				2,425,451
Agency MBS Passthrough - 1.4%
FHLMC, Pool #FG G06085	6.500%	09/01/38	106,803	120,904
FNMA, Pool #FN 252409	6.500%	03/01/29	147,416	162,075
FNMA, Pool #FN AT7120	3.500%	06/01/33	231,853	236,897
FNMA, Pool #FN AS4073	4.000%	12/01/44	279,417	291,519
				811,395

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 4.2%
ACC Trust, Series 2018-1, Class A (c)	3.700%	12/21/20	$60,071	$60,133
American Credit Acceptance Receivables Trust, Series 2017-1, Class D (c)	3.540%	03/13/23	110,000	110,304
American Credit Acceptance Receivables Trust, Series 2017-1, Class E (c)	5.440%	03/13/24	100,000	101,595
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (c)	4.140%	10/15/24	100,000	101,472
Bank of the West Auto Trust, Series 2017-1, Class B (c)	2.620%	11/15/23	100,000	98,743
California Republic Auto Receivables Trust, Series 2015-4, Class C (c)	4.230%	09/15/22	100,000	100,007
CPS Auto Trust, Series 2017-D, Class C (c)	3.010%	10/17/22	100,000	99,790
CPS Auto Trust, Series 2018-D, Class D (c)	4.340%	09/16/24	100,000	101,787
CPS Auto Trust, Series 2019-A, Class D (c)	4.350%	12/16/24	100,000	101,911
DT Auto Owner Trust, Series 2016-2A, Class D (a)(c)	5.430%	11/15/22	33,206	33,604
Hertz Fleet Lease Funding LP, Series 2017-1, Class C (c)	3.140%	04/10/31	172,000	171,510
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (c)	5.800%	04/10/31	100,000	100,507
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (c)	5.550%	05/10/32	250,000	252,040
Navistar Dealer Note Master Owner Trust, Series 2018-1, Class D (1MO LIBOR + 155) (a)(c)	4.035%	09/25/23	150,000	150,168
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (1MO LIBOR + 64) (a)(c)	3.124%	02/15/23	150,000	150,279
OSCAR US Funding Trust, Series 2017-1A, Class A2B (1MO LIBOR + 80) (a)(c)	3.293%	05/11/20	6,298	6,300
OSCAR US Funding Trust, Series 2017-2A, Class A2B (1MO LIBOR + 65) (a)(c)	3.143%	11/10/20	72,625	72,651
OSCAR US Funding Trust, Series 2018-1A, Class A2B (1MO LIBOR + 49) (a)(c)	2.983%	04/12/21	60,072	60,083
Prestige Auto Receivables Trust, Series 2015-1, Class E (a)(c)	4.670%	01/17/22	200,000	200,568

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 4.2% (Continued)
Skopos Auto Receivables Trust, Series 2015-2A, Class B (c)	5.710%	02/15/21	$41,684	$41,754
Tesla Auto Lease Trust, Series 2018-B, Class D (c)	5.290%	11/22/21	100,000	101,055
United Auto Credit Securitization Trust, Series 2018-2, Class D (c)	4.260%	05/10/23	100,000	100,596
Veros Auto Receivables Trust, Series 2017-1, Class A (c)	2.840%	04/17/23	20,245	20,213
Veros Auto Receivables Trust, Series 2018-1, Class A (c)	3.630%	05/15/23	67,031	67,138
				2,404,208

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 4.4%
Avant Loans Funding Trust, Series 2019-A, Class A (c)	3.480%	07/15/22	$100,000	$99,994
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class A (c)	2.420%	09/15/23	16,305	16,297
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class B (a)(c)	3.500%	01/16/24	102,807	102,843
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class B (a)(c)	3.670%	05/15/24	78,971	78,993
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class A (c)	3.820%	01/15/26	132,167	132,857
Freedom Financial, Series 2018-1, Class B (c)	4.560%	07/18/24	100,000	101,082
Freedom Financial, Series 2018-2, Class A (c)	3.990%	10/20/25	116,641	116,983
Lendmark Funding Trust, Series 2017-1A, Class B (c)	3.770%	12/22/25	100,000	100,109
Lendmark Funding Trust, Series 2017-1A, Class C (c)	5.410%	12/22/25	150,000	153,800
Lendmark Funding Trust, Series 2018-2A, Class A (c)	4.230%	04/20/27	100,000	102,533
Mariner Finance Issuance Trust, Series 2017-AA, Class B (c)	4.740%	02/20/29	100,000	101,254
Mariner Finance Issuance Trust, Series 2017-BA, Class A (a)(c)	2.920%	12/20/29	100,000	99,544
Mariner Finance Issuance Trust, Series 2017-BA, Class C (c)	4.570%	12/20/29	250,000	249,530
Marlette Funding Trust, Series 2017-1A, Class B (c)	4.114%	03/15/24	150,000	150,481
Marlette Funding Trust, Series 2018-1A, Class B (c)	3.190%	03/15/28	126,000	125,525
OneMain Financial Issuance Trust, Series 2016-2A, Class B (c)	5.940%	03/20/28	250,000	252,055
Oportun Funding LLC, Series 2018-D, Class B (c)	4.830%	12/09/24	100,000	101,629
Prosper Marketplace Issuance Trust, Series 2017-2A, Class B (c)	3.480%	09/15/23	66,771	66,758
Upgrade Receivables Trust, Series 2018-1A, Class A (c)	3.760%	11/15/24	74,032	74,240

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 4.4% (Continued)
Upgrade Receivables Trust, Series 19-1A, Class B (c)	4.090%	03/15/25	$100,000	$100,432
Upstart Securitization Trust, Series 2017-1, Class B (c)	3.802%	06/20/24	127,491	127,619
Upstart Securitization Trust, Series 2017-2, Class A (c)	2.508%	03/20/25	10,274	10,268
Upstart Securitization Trust, Series 2019-1, Class B (c)	4.190%	04/20/26	100,000	100,401
				2,565,227
Credit Card - 0.4%
Fortiva Retail Credit Master Note, Series 2018-1, Class A (c)	5.540%	11/15/23	150,000	152,399
Genesis Sales Finance Master Trust, Series 2019-AA, Class A (c)	4.680%	08/20/23	100,000	101,255
				253,654
Equipment - 1.2%
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (c)	2.210%	11/20/21	26,665	26,605
Business Jet Securities LLC, Series 2018-1, Class A (a)(c)	4.335%	02/15/33	95,569	96,120
Business Jet Securities LLC, Series 2018-1, Class B (a)(c)	6.048%	02/15/33	80,062	82,592
Business Jet Securities LLC, Series 2018-2, Class A (c)	4.447%	06/15/33	130,094	131,703
Business Jet Securities LLC, Series 2018-2, Class B (c)	5.437%	06/15/33	88,722	89,867
CLI Funding LLC, Series 2017-1A, Class A (c)	3.620%	05/18/42	160,514	159,326
Global SC Finance SRL, Series 2014-1A, Class A2 (c)	3.090%	07/17/29	80,000	78,879
SCF Equipment Trust LLC, Series 2017-1A, Class A (c)	3.770%	01/20/23	52,781	53,138
				718,230

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 7.0%
A10 Securitization, Series 2017-1A, Class A1FL (1MO LIBOR + 85) (a)(c)	3.334%	03/15/36	$87,520	$87,523
A10 Securitization, Series 2017-1A, Class C (c)	4.050%	03/15/36	250,000	250,208
A10 Securitization, Series 2017-1A, Class D (c)	4.700%	03/15/36	250,000	248,518
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	138,627	141,923
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	119,786	121,208
AREIT Trust, Series 2018-CRE1, Class B (1MO LIBOR + 165) (a)(c)	4.134%	02/14/35	100,000	100,000
B2R Mortgage Trust, Series 2015-2, Class A (c)	3.336%	11/15/48	99,223	99,050
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(c)	4.834%	08/15/32	250,000	249,366
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A (1MO LIBOR + 85) (a)(c)	3.334%	01/15/33	61,394	60,887
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D (1MO LIBOR + 603.665) (a)(c)	8.520%	11/15/33	100,000	100,194
Colony American Finance Ltd., Series 2016-1, Class A (c)	2.544%	06/15/48	72,283	71,340
Colony American Finance Ltd., Series 2016-2, Class B (c)	3.141%	11/15/48	150,000	147,169
Commercial Mortgage Trust, Series 2014-TWC, Class B (1MO LIBOR + 160) (a)(c)	4.099%	02/13/32	100,000	100,000
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (1MO LIBOR + 225) (a)(c)	4.734%	11/15/36	100,000	100,124
Goldman Sachs Mortgage Securities Trust, Series 2018-FBLU, Class E (a)(c)	5.240%	11/15/35	100,000	100,289
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 200) (a)(c)	4.482%	03/17/37	150,000	149,441
Invitation Homes Trust, Series 2018-SFR3, Class D (1MO LIBOR + 165) (a)(c)	4.132%	07/17/37	150,000	150,169
Prime Finance Partners III, Series 2017-3, Class C (1MO LIBOR + 250) (a)(c)	4.984%	01/14/35	67,494	67,588

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 7.0% (Continued)
Progress Residential Trust, Series 2015-SFR2, Class A (c)	2.740%	06/12/32	$226,916	$225,407
Progress Residential Trust, Series 2015-SFR3, Class A (c)	3.067%	11/12/32	212,820	212,116
Progress Residential Trust, Series 2015-SFR3, Class D (c)	4.673%	11/12/32	100,000	100,500
Progress Residential Trust, Series 2017-SFR2, Class B (c)	3.196%	12/17/34	100,000	99,187
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class D (1MO LIBOR + 385) (a)(c)	6.335%	05/25/34	250,000	250,893
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (a)(c)	5.186%	06/25/35	50,000	49,496
ReadyCap Commerical Mortgage Trust, Series 2018-FL2, Class A (1MO LIBOR + 85) (a)(c)	3.336%	06/25/35	169,285	168,951
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B (1MO LIBOR + 200) (a)(c)	4.484%	07/15/34	189,664	188,137
Tricon American Homes, Series 2016-SFR1, Class C (c)	3.487%	11/17/33	100,000	99,726
Tricon American Homes, Series 2018-SFR1, Class A (c)	3.530%	05/17/37	200,000	201,529
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (a)(c)	5.652%	02/15/44	100,000	101,544
				4,042,483

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency MBS CMO - 1.7%
Arroyo Mortgage Trust, Series 2018-1, Class A1 (c)	3.763%	04/25/48	$126,259	$127,639
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (c)	4.580%	06/25/48	111,437	111,789
Finance of America Structured Securities, Series 2018-HB1, Class M3 (c)	4.392%	09/25/28	100,000	100,000
Goldman Sachs Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A (c)	3.750%	10/25/57	145,460	147,710
LHFC Depositor LLC, Series 2019-RLT1, Class A2 (c)	4.948%	10/25/23	100,000	100,371
Nationstar HECM Loan Trust, Series 2018-3A, Class M2 (c)	4.155%	11/25/28	100,000	100,094
RMF Buyout Issuance Trust, Series 2018-1, Class M3 (c)	4.448%	11/25/28	100,000	101,210
Structured Asset Securities Corp., Series 2003-37A, Class 2A (a)	4.434%	12/25/33	15,837	15,922
Vericrest Opportunity Loan Trust, Series 2018-NP10, Class A1A (c)	4.581%	11/25/48	95,165	95,960
WaMu Mortgage Pass-Through Certificate, Series 2003-AR11, Class A6 (a)	3.985%	10/25/33	19,819	20,015
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (a)	4.723%	09/25/33	47,377	48,101
				968,811

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 5.1%
College Ave Student Loans, Series 2018-A, Class B (a)(c)	4.750%	12/26/47	$100,000	$104,675
College Ave Student Loans, Series 2018-A, Class C (a)(c)	5.500%	12/26/47	100,000	104,201
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (c)	2.680%	07/25/35	88,107	87,347
Earnest Student Loan Program LLC, Series 2017-A, Class B (c)	3.590%	01/25/41	165,145	166,362
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	150,000	152,499
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	204,118
Social Professional Loan Program, Series 2015-B, Class A2 (c)	2.510%	09/27/32	86,409	85,850
Social Professional Loan Program, Series 2016-C, Class A2B (c)	2.360%	12/27/32	237,164	233,810
Social Professional Loan Program, Series 2015-D, Class B (a)(c)	3.590%	10/26/37	205,743	206,695
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	150,000	154,464
Social Professional Loan Program, Series 2017-E, Class A2B (a)(c)	2.720%	11/26/40	225,000	222,464
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	711,380
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	200,000	205,454
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (a)(c)	2.836%	02/25/42	103,499	103,430
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	200,000	204,237
				2,946,986

Total Securitized				$34,487,256

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Treasury - 19.1%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Bonds (b)	1.250%	04/30/19	$300,000	$299,685
U.S. Treasury Notes (b)	1.375%	04/30/21	300,000	294,562
U.S. Treasury Notes (b)	1.625%	11/15/22	1,000,000	979,336
U.S. Treasury Notes	2.000%	11/30/22	1,000,000	992,187
U.S. Treasury STRIPS	0.000%	02/15/23	700,000	640,824
U.S. Treasury Bonds	1.500%	03/31/23	500,000	486,133
U.S. Treasury Notes	1.625%	04/30/23	100,000	97,641
U.S. Treasury Notes	2.500%	05/15/24	250,000	252,988
U.S. Treasury Notes	2.250%	11/15/24	250,000	249,619
U.S. Treasury STRIPS	0.000%	02/15/25	300,000	261,547
U.S. Treasury Notes	2.000%	08/15/25	950,000	932,967
U.S. Treasury Notes	2.250%	11/15/25	100,000	99,598
U.S. Treasury Notes (b)	1.625%	02/15/26	625,000	597,534
U.S. Treasury STRIPS	0.000%	05/15/28	1,000,000	798,058
U.S. Treasury STRIPS	0.000%	11/15/31	250,000	180,410
U.S. Treasury STRIPS	0.000%	02/15/33	600,000	416,959
U.S. Treasury Bonds	4.250%	05/15/39	100,000	125,266
U.S. Treasury Bonds	3.875%	08/15/40	550,000	656,305
U.S. Treasury Notes	4.250%	11/15/40	300,000	376,512
U.S. Treasury Bonds	4.750%	02/15/41	450,000	603,088
U.S. Treasury STRIPS	0.000%	08/15/41	150,000	79,631
U.S. Treasury Bonds	2.750%	11/15/42	800,000	797,719
U.S. Treasury Bonds	3.750%	11/15/43	500,000	587,402
U.S. Treasury Bonds	3.000%	02/15/48	200,000	207,430
Total Treasury				$11,013,401

Registered Investment Companies - 9.4%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.56% (d)	888,145	888,234
State Street Navigator Securities Lending Portfolio I, 2.65% (d)(e)	4,392,994	4,392,994

Total Registered Investment Companies		$5,281,228

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Total Investment Securities - 106.6% (Cost $61,259,259)	$61,405,379

Liabilities in Excess of Other Assets - (6.6)%	(3,675,370)

Net Assets - 100.0%	$57,730,009

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2019. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread, but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2019 was $4,441,237.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2019 was $17,802,189, representing 30.8% of net assets.
(d)	The rate shown is the 7-day effective yield as of March 31, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $4,392,994. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $143,850.

BV - Besloten Vennootschap

IO - Interest Only

LIBOR - London Interbank Offered Rate

NA - National Association

PO - Principal Only

SA - Societe Anonyme

SCS - Sociedad en Comandita Simple

See accompanying notes to Schedules of Investments.

Diamond Hill Corporate Credit Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Collateralized Debt Obligations - 0.1%	Coupon	Maturity	Shares / Par Value	Fair Value
Alesco Preferred Funding Ltd. *		03/23/35	$336,608	$126,843
Alesco Preferred Funding Ltd. VI *		03/23/35	621,631	245,746
Fort Sheridan ABS CDO Ltd., Series 05-1A *		11/05/41	611,948	286,460
Taberna Preferred Funding Ltd. *		07/05/35	1,175,564	464,152
Total Collateralized Debt Obligations				1,123,201

Corporate Bonds - 83.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Automotive - 2.3%
Delphi Jersey Holdings plc (a)(b)	5.000%	10/01/25	10,407,000	9,163,363
Fiat Chrysler Automobiles NV (b)	5.250%	04/15/23	6,453,000	6,654,656
Ford Motor Credit Co. LLC	5.596%	01/07/22	3,230,000	3,332,320
General Motors Financial Co., Inc.	5.100%	01/17/24	957,000	993,497
				20,143,836
Banking - 2.5%
Popular, Inc.	6.125%	09/14/23	20,350,000	21,214,875

Basic Industry - 11.7%
Altria Group, Inc.	5.950%	02/14/49	8,880,000	9,527,491
Ashland Global Holdings, Inc.	6.875%	05/15/43	418,000	432,630
Axalta Coating Systems Dutch Holding (a)(b)	4.875%	08/15/24	3,838,000	3,842,798
Century Communities, Inc.	6.875%	05/15/22	7,793,000	7,929,378
Century Communities, Inc.	5.875%	07/15/25	22,843,000	21,700,849
MDC Holdings, Inc.	6.000%	01/15/43	8,227,000	7,034,085
Mueller Industries, Inc. (b)	6.000%	03/01/27	15,000,000	14,700,000
Schweitzer-Mauduit International, Inc. (a)	6.875%	10/01/26	4,073,000	4,113,730
Summit Materials LLC (a)	6.500%	03/15/27	7,505,000	7,561,288
TRI Pointe Group, Inc.	5.875%	06/15/24	6,620,000	6,644,825
Valvoline, Inc.	5.500%	07/15/24	16,831,000	17,125,542
				100,612,616

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 83.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Capital Goods - 2.0%
Manitowoc Co., Inc. (a)	12.750%	08/15/21	$7,230,000	$7,699,227
SPX Flow, Inc. (a)	5.625%	08/15/24	3,976,000	3,995,880
Welbilt, Inc.	9.500%	02/15/24	5,057,000	5,455,239
				17,150,346
Consumer Goods - 2.8%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (a)	8.500%	12/15/22	975,000	954,038
KAR Auction Services, Inc. (a)	5.125%	06/01/25	8,496,000	8,400,419
Pilgrim's Pride Corp. (a)(b)	5.875%	09/30/27	8,298,000	8,360,235
US Foods, Inc. (a)(b)	5.875%	06/15/24	6,305,000	6,454,744
				24,169,436
Energy - 11.0%
Centennial Resource Production LLC (a)	6.875%	04/01/27	6,900,000	6,967,620
Energen Corp.	4.625%	09/01/21	3,271,000	3,299,621
Energen Corp.	7.125%	02/15/28	21,952,000	24,147,200
Floatel International Ltd.	9.000%	04/11/24	6,400,000	5,776,000
Floatel International Ltd.	12.750%	04/11/24	3,400,000	3,043,000
McDermott Escrow 1, Inc. (a)	10.625%	05/01/24	9,205,000	7,651,656
Resolute Energy Corp.	8.500%	05/01/20	13,615,000	13,615,000
Welltec A/S (a)	9.500%	12/01/22	30,317,000	29,331,698
WPX Energy, Inc.	5.250%	09/15/24	876,000	884,760
				94,716,555

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 83.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Financial Services - 16.8%
Alliance Data Systems Corp. (a)	5.875%	11/01/21	$4,185,000	$4,279,163
Alliance Data Systems Corp. (a)(b)	5.375%	08/01/22	44,643,000	45,223,358
Credit Acceptance Corp.	6.125%	02/15/21	17,785,000	17,807,231
Credit Acceptance Corp.	7.375%	03/15/23	18,115,000	18,816,956
Credit Acceptance Corp.	6.625%	03/15/26	10,275,000	10,429,125
Nationstar Mortgage / Capital Corp.(b)	6.500%	07/01/21	10,862,000	10,862,000
Nationstar Mortgage / Capital Corp.	6.500%	06/01/22	3,918,000	3,856,781
Nationstar Mortgage Holdings, Inc. (a)	8.125%	07/15/23	9,014,000	9,284,420
Quicken Loans, Inc. (a)	5.750%	05/01/25	12,837,000	12,869,093
Quicken Loans, Inc. (a)	5.250%	01/15/28	975,000	912,844
Synchrony Financial	5.150%	03/19/29	1,000,000	1,015,060
Vantiv, Inc. (a)	4.375%	11/15/25	8,322,000	8,566,500
Wand Merger Corp. (a)	9.125%	07/15/26	874,000	887,110
				144,809,641
Health Care - 2.1%
Davita Healthcare Partners, Inc.	5.750%	08/15/22	4,164,000	4,242,075
DaVita Healthcare Partners, Inc.	5.125%	07/15/24	2,860,000	2,824,250
DaVita Healthcare Partners, Inc.	5.000%	05/01/25	1,895,000	1,815,884
Mylan NV	5.250%	06/15/46	2,535,000	2,284,891
Par Pharmaceutical, Inc. (a)	7.500%	04/01/27	6,490,000	6,579,237
				17,746,337
Insurance - 2.7%
Radian Group, Inc.	4.500%	10/01/24	8,405,000	8,278,925
USIS Merger Subordinated, Inc. (a)	6.875%	05/01/25	15,151,000	14,715,409
				22,994,334
Leisure - 3.2%
CCM Merger, Inc. (a)	6.000%	03/15/22	530,000	543,913
Golden Nugget, Inc. (a)	6.750%	10/15/24	1,447,000	1,454,235
Live Nation Entertainment, Inc. (a)	4.875%	11/01/24	6,801,000	6,843,506
RHP Hotel Properties LP	5.000%	04/15/21	4,889,000	4,889,000
RHP Hotel Properties LP	5.000%	04/15/23	4,923,000	4,947,615
Station Casinos LLC (a)(b)	5.000%	10/01/25	9,016,000	8,880,760
				27,559,029

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 83.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Media - 7.4%
Altice SA (a)(b)	7.750%	05/15/22	$6,870,000	$6,861,413
Cimpress NV (a)	7.000%	06/15/26	40,190,000	38,682,874
Liberty Interactive LLC (b)	8.250%	02/01/30	8,137,000	8,299,740
Netflix, Inc. (a)(b)	5.875%	11/15/28	9,158,000	9,673,138
				63,517,165
Real Estate - 1.0%
Kennedy Wilson, Inc.	5.875%	04/01/24	8,508,000	8,454,825

Retail - 7.7%
Arch Merger Subordinated, Inc. (a)(b)	8.500%	09/15/25	5,102,000	5,561,180
FirstCash, Inc. (a)	5.375%	06/01/24	19,323,000	19,757,960
Nathan's Famous, Inc. (a)	6.625%	11/01/25	25,819,000	25,076,703
Signet UK Finance plc (b)	4.700%	06/15/24	8,649,000	7,351,650
William Carter Co. (The) (a)	5.625%	03/15/27	1,650,000	1,705,688
Wolverine World Wide (a)	5.000%	09/01/26	7,021,000	6,827,923
				66,281,104
Technology & Electronics - 2.6%
Dell International LLC (a)	5.300%	10/01/29	9,435,000	9,496,094
Dell International LLC (a)	8.100%	07/15/36	990,000	1,165,923
Match Group, Inc.	6.375%	06/01/24	1,835,000	1,929,044
Micron Technology, Inc.	4.975%	02/06/26	6,396,000	6,516,475
Symantec Corp. (a)	5.000%	04/15/25	3,570,000	3,576,505
				22,684,041
Telecommunications - 5.4%
Cogent Communications, Inc. (a)	5.625%	04/15/21	25,865,000	26,188,312
Cogent Communications, Inc. (a)	5.375%	03/01/22	7,380,000	7,546,050
Frontier Communications Corp. (a)	8.500%	04/01/26	8,925,000	8,289,094
Frontier Communications Corp. (a)	8.000%	04/01/27	4,700,000	4,852,750
				46,876,206

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 83.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 2.2%
Allegiant Travel Co. (b)	5.500%	07/15/19	$1,427,000	$1,434,135
Mobile Mini, Inc.	5.875%	07/01/24	8,552,000	8,701,660
United Airlines Pass-Through Trust, Series 2013-1	5.375%	02/15/23	248,288	254,636
United Continental Holdings, Inc. (b)	4.250%	10/01/22	350,000	350,984
XPO Logistics, Inc. (a)(b)	6.125%	09/01/23	1,665,000	1,675,406
XPO Logistics, Inc. (a)(b)	6.750%	08/15/24	6,335,000	6,461,700
				18,878,521

Total Corporate Bonds				$717,808,867

Registered Investment Companies - 24.6%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	3,912,510	39,555,476
State Street Institutional Liquid Reserves Fund, Premier Class, 2.56% (d)	96,562,591	96,572,248
State Street Navigator Securities Lending Portfolio I, 2.65% (d)(e)	73,516,932	73,516,932
Total Registered Investment Companies		$209,644,656

Total Investment Securities - 108.1% (Cost $927,176,942)		$928,576,724

Liabilities in Excess of Other Assets - (8.1)%		(68,090,156)

Net Assets - 100.0%		$860,486,568

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2019 was $408,934,957, representing 47.5% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2019 was $73,986,967.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of March 31, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $73,516,932. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,006,813.

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

*	Non-income producing security. Restricted and illiquid securities not registered under the securities act of 1933 and valued at fair value by the Valuation & Liquidity Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd. VI, Class PNN	December-04	$621,631	$245,746	0.03%
Alesco Preferred Funding Ltd., Class PNNE	March-05	336,608	126,843	0.01%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	517,012	286,460	0.03%
Taberna Preferred Funding Ltd., Class PPN2	March-05	1,047,762	464,152	0.05%
		$2,523,013	$1,123,201	0.12%

A/S - Ansvarlig Selskap

NV - Naamloze Vennootschap

plc - Public Limited Company

SA - Societe Anonyme

See accompanying notes to Schedules of Investments.

Diamond Hill High Yield Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Corporate Bonds – 91.9%	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 0.7%
CIG Auto Receivables Trust, Series 2017-1A (a)	5.330%	12/16/24	$400,000	$402,140
Honor Automobile Trust Securitization, Series 2016-1A (a)(b)	8.050%	11/15/22	200,000	125,540
				527,680
Automotive - 1.3%
Delphi Jersey Holdings plc (a)(c)	5.000%	10/01/25	850,000	748,425
Ford Motor Credit Co. LLC	5.596%	01/07/22	250,000	257,920
				1,006,345
Banking - 1.8%
Popular, Inc.	6.125%	09/14/23	1,275,000	1,329,187

Basic Industry - 14.1%
Altria Group, Inc.	5.950%	02/14/49	1,425,000	1,528,905
Ashland Global Holdings, Inc.	6.875%	05/15/43	650,000	672,750
Axalta Coating Systems Dutch Holding (a)(c)	4.875%	08/15/24	350,000	350,438
Century Communities, Inc.	5.875%	07/15/25	2,555,000	2,427,250
MDC Holdings, Inc.	6.000%	01/15/43	1,075,000	919,125
Mueller Industries, Inc.	6.000%	03/01/27	1,275,000	1,249,500
Schweitzer-Mauduit International, Inc. (a)	6.875%	10/01/26	800,000	808,000
Smurfit Kappa Packaging Ltd.	7.500%	11/20/25	35,000	39,900
Summit Materials LLC (a)	6.500%	03/15/27	1,025,000	1,032,687
TRI Pointe Group, Inc.	5.875%	06/15/24	550,000	552,062
Valvoline, Inc.	5.500%	07/15/24	1,050,000	1,068,375
				10,648,992
Capital Goods - 1.9%
Manitowoc Co., Inc. (a)	12.750%	08/15/21	650,000	692,185
SPX Flow, Inc. (a)	5.625%	08/15/24	250,000	251,250
Welbilt, Inc.	9.500%	02/15/24	475,000	512,406
				1,455,841

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds – 91.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer – 1.0%
Mariner Finance Issuance Trust, Series 2018-AA, Class D (a)	6.570%	11/20/30	$275,000	$281,740
Oportun Funding LLC, Series 2018-C, Class D (a)	6.790%	10/08/24	500,000	504,499
				786,239
Consumer Goods - 3.4%
Hasbro, Inc.	6.350%	03/15/40	500,000	552,063
KAR Auction Services, Inc. (a)	5.125%	06/01/25	900,000	889,875
Pilgrim's Pride Corp. (a)	5.875%	09/30/27	1,025,000	1,032,687
US Foods, Inc. (a)(c)	5.875%	06/15/24	100,000	102,375
				2,577,000
Credit Card - 0.3%
Fortiva Retail Credit Master Note, Series 2018-1 (a)	7.730%	11/15/23	250,000	255,785

Energy - 15.2%
Centennial Resource Production LLC (a)	6.875%	04/01/27	1,125,000	1,136,025
Energen Corp.	4.625%	09/01/21	100,000	100,875
Energen Corp.	7.125%	02/15/28	4,024,000	4,426,400
Floatel International Ltd.	9.000%	04/11/24	600,000	541,500
Floatel International Ltd.	12.750%	04/11/24	600,000	537,000
McDermott Escrow 1, Inc. (a)	10.625%	05/01/24	1,050,000	872,812
Resolute Energy Corp.	8.500%	05/01/20	1,000,000	1,000,000
Welltec A/S (a)	9.500%	12/01/22	3,000,000	2,902,500
				11,517,112
Equipment - 0.1%
Ascentium Equipment Receivables Trust, Series 2016-2A (a)(d)	6.790%	10/10/24	100,000	102,969

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds – 91.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Financial Services - 16.4%
Alliance Data Systems Corp. (a)	5.875%	11/01/21	$525,000	$536,813
Alliance Data Systems Corp. (a)(c)	5.375%	08/01/22	2,700,000	2,735,100
Credit Acceptance Corp.	6.125%	02/15/21	1,450,000	1,451,813
Credit Acceptance Corp.	7.375%	03/15/23	1,330,000	1,381,538
Credit Acceptance Corp.	6.625%	03/15/26	1,525,000	1,547,875
Nationstar Mortgage / Capital Corp.	6.500%	07/01/21	1,192,000	1,192,000
Nationstar Mortgage / Capital Corp.	6.500%	06/01/22	1,450,000	1,427,344
Nationstar Mortgage Holdings, Inc. (a)	8.125%	07/15/23	150,000	154,500
Quicken Loans, Inc. (a)	5.250%	01/15/28	1,600,000	1,498,000
Vantiv, Inc. (a)	4.375%	11/15/25	200,000	205,876
Wand Merger Corp. (a)	9.125%	07/15/26	250,000	253,750
				12,384,609
Health Care - 2.5%
DaVita Healthcare Partners, Inc.	5.125%	07/15/24	600,000	592,500
DaVita Healthcare Partners, Inc.	5.000%	05/01/25	550,000	527,038
Mylan NV	5.250%	06/15/46	350,000	315,468
Par Pharmaceutical, Inc. (a)	7.500%	04/01/27	450,000	456,187
				1,891,193
Insurance - 2.6%
Radian Group, Inc.	4.500%	10/01/24	725,000	714,125
USIS Merger Subordinated, Inc. (a)	6.875%	05/01/25	1,325,000	1,286,906
				2,001,031
Leisure - 2.7%
Golden Nugget, Inc. (a)	6.750%	10/15/24	375,000	376,875
RHP Hotel Properties LP	5.000%	04/15/23	675,000	678,375
Station Casinos LLC (a)	5.000%	10/01/25	975,000	960,375
				2,015,625
Media - 8.6%
Altice SA (a)(c)	7.750%	05/15/22	475,000	474,406
Cimpress NV (a)	7.000%	06/15/26	3,800,000	3,657,500
Liberty Interactive LLC (c)	8.250%	02/01/30	1,375,000	1,402,500
Netflix, Inc. (a)(c)	5.875%	11/15/28	950,000	1,003,437
				6,537,843
Real Estate - 1.3%
Kennedy Wilson, Inc.	5.875%	04/01/24	950,000	944,063

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds – 91.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 8.2%
Arch Merger Subordinated, Inc. (a)(c)	8.500%	09/15/25	$325,000	$354,250
FirstCash, Inc. (a)	5.375%	06/01/24	1,675,000	1,712,704
Nathan's Famous, Inc. (a)	6.625%	11/01/25	3,000,000	2,913,750
Signet UK Finance plc (c)	4.700%	06/15/24	125,000	106,250
William Carter Co. (The) (a)	5.625%	03/15/27	350,000	361,812
Wolverine World Wide, Inc. (a)	5.000%	09/01/26	815,000	792,587
				6,241,353
Technology & Electronics - 3.3%
Dell International LLC (a)	8.100%	07/15/36	1,418,000	1,669,979
Micron Technology, Inc.	4.975%	02/06/26	300,000	305,651
Symantec Corp. (a)	5.000%	04/15/25	500,000	500,911
				2,476,541
Telecommunications - 3.4%
Cogent Communications, Inc. (a)	5.625%	04/15/21	1,332,000	1,348,650
Frontier Communications Corp.	10.500%	09/15/22	100,000	76,250
Frontier Communications Corp. (a)	8.500%	04/01/26	900,000	835,875
Frontier Communications Corp. (a)	8.000%	04/01/27	300,000	309,750
				2,570,525
Transportation - 3.1%
Continental Airlines Pass-Through Trust, Series 2012-1	6.250%	10/11/21	211,986	215,717
Continental Airlines Pass-Through Trust, Series 2012-2	5.500%	04/29/22	114,487	116,594
Mobile Mini, Inc.	5.875%	07/01/24	900,000	915,750
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	217,475	228,405
XPO Logistics, Inc. (a)(c)	6.750%	08/15/24	825,000	841,500
				2,317,966

Total Corporate Bonds				$69,587,899

Securitized - 0.9%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 0.7%
Access Point Financial, Inc., Series 2017-A (a)	5.820%	04/15/29	250,000	255,278
Kabbage Funding LLC, Series 2019-1, Class D (a)	5.688%	03/15/24	250,000	250,790
				506,068

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Securitized - 0.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency MBS CMO - 0.2%
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A2 (a)	5.875%	06/25/48	$200,000	$201,946

Total Securitized				$708,014

Registered Investment Companies - 12.4%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.56% (e)	4,130,781	4,131,194
State Street Navigator Securities Lending Portfolio I, 2.65% (e)(f)	4,854,992	4,854,992

Total Registered Investment Companies		$8,986,186

Total Investment Securities - 105.2% (Cost $78,842,032)		$79,282,099

Net Other Assets (Liabilities) - (5.2)%		(3,526,012)

Net Assets - 100.0%		$75,756,087

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2019 was $38,441,439, representing 50.7% of net assets.
(b)	Illiquid security. Valued at fair value by the Valuation & Liquidity Committee based on procedures approved by the Board of Trustees. This security was first acquired on December 7, 2016 with a total cost of $203,523 and represents 0.2% of net assets.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2019 was $5,155,840.
(d)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2019. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread, but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(e)	The rate shown is the 7-day effective yield as of March 31, 2019.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $4,854,992. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $415,163.

A/S - Ansvarlig Selskap

NV - Naamloze Vennootschap

plc - Public Limited Company

SA - Societe Anonyme

See accompanying notes to Schedule of Investments.

Diamond Hill Funds
Notes to Schedules of Investments and Investments Sold Short
March 31, 2019 (Unaudited)

1. Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”), Diamond Hill Global Fund (“Global Fund”), Diamond Hill Short Duration Total Return Fund (“Short Duration Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund") and Diamond Hill High Yield Fund (“High Yield Fund”) are each a diversified series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

With the exception of the Mid Cap Fund, Financial Long-Short Fund, Global Fund, Short Duration Fund, Core Bond Fund and High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Mid Cap Fund, Global Fund, Short Duration Fund, Core Bond Fund and High Yield Fund offer three classes of shares: Class A, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. With the exception of the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund, Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price. The Short Duration Fund has a maximum sales charge on purchases of 2.25% and the Core Bond Fund, Corporate Credit Fund and High Yield Fund have a maximum sales charge on purchases of 3.50% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within one year of the purchase date.

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continue to be accreted to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying ASU 2017-08.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported net asset value (“NAV”) per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee. In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust's Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds' NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy. As of March 31, 2019, ten international securities held in the Research Opportunities Fund, one security in the Financial Long Short Fund and fourteen international securities held in the Global Fund were fair valued using this systematic valuation model. These securities had a total fair value of $4,214,919, $188,666 and $5,905,882, representing 7.4%, 0.7% and 34.2%, respectively of net assets of the Funds.

As of March 31, 2019, the Small Cap Fund, Short Duration Fund, Corporate Credit Fund and High Yield Fund had approximately 0.2%, 0.5%, 0.1%, and 0.2%, respectively, of their net assets valued using estimates provided by the Valuation & Liquidity Committee.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019:

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Small Cap Fund
Common Stocks*	$888,575,133	$-	$1,817,437	$890,392,570
Registered Investment Companies	75,101,097	-	-	75,101,097
Total	$963,676,230	$-	$1,817,437	$965,493,667

Small-Mid Cap Fund
Common Stocks*	$2,138,661,933	$-	$-	$2,138,661,933
Registered Investment Companies	228,170,732	-	-	228,170,732
Total	$2,366,832,665	$-	$-	$2,366,832,665

Mid Cap Fund
Common Stocks*	$115,921,996	$-	$-	$115,921,996
Registered Investment Companies	11,596,706	-	-	11,596,706
Total	$127,518,702	$-	$-	$127,518,702

Large Cap Fund
Common Stocks*	$5,489,416,723	$-	$-	$5,489,416,723
Registered Investment Companies	176,536,529	-	-	176,536,529
Total	$5,665,953,252	$-	$-	$5,665,953,252

All Cap Select Fund
Common Stocks*	$213,327,976	$-	$-	$213,327,976
Registered Investment Companies	16,531,410	-	-	16,531,410
Total	$229,859,386	$-	$-	$229,859,386

Long-Short Fund
Common Stocks*	$3,195,274,851	$-	$-	$3,195,274,851
Registered Investment Companies	1,384,012,970	-	-	1,384,012,970
Total	$4,579,287,821	$-	$-	$4,579,287,821

Research Opportunities Fund
Common Stocks*	$58,075,686	$4,214,919	$-	$62,290,605
Registered Investment Companies	13,811,849	-	-	13,811,849
Total	$71,887,535	$4,214,919	$-	$76,102,454

Financial Long-Short Fund
Common Stocks*	$24,747,385	$188,666	$-	$24,936,051
Registered Investment Companies	7,231,007	-	-	7,231,007
Total	$31,978,392	$188,666	$-	$32,167,058

Global Fund
Common Stocks*	$10,908,652	$5,905,882	$-	$16,814,534
Registered Investment Companies	775,432	-	-	775,432
Total	$11,684,084	$5,905,882	$-	$17,589,966

Short Duration Total Return Fund
Corporate Credit*	$-	$44,631,990	$-	$44,631,990
Securitized*	-	509,270,489	-	509,270,489
Treasury	-	44,907,450	-	44,907,450
Registered Investment Companies	45,607,185	-	-	45,607,185
Total	$45,607,185	$598,809,929	$-	$644,417,114

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Core Bond Fund
Corporate Credit*	$-	$9,973,820	$-	$9,973,820
Government Related	-	649,674	-	649,674
Securitized*	-	34,487,256	-	34,487,256
Treasury	-	11,013,401	-	11,013,401
Registered Investment Companies	5,281,228	-	-	5,281,228
Total	$5,281,228	$56,124,151	$-	$61,405,379

Corporate Credit Fund
Collateralized Debt Obligations	$-	$1,123,201	$-	$1,123,201
Corporate Bonds*	-	717,808,867	-	717,808,867
Registered Investment Companies	209,644,656	-	-	209,644,656
Total	$209,644,656	$718,932,068	$-	$928,576,724

High Yield Fund
Corporate Bonds*	$-	$69,587,899	$-	$69,587,899
Securitized*	-	708,014	-	708,014
Registered Investment Companies	8,986,186	-	-	8,986,186
Total	$8,986,186	$70,295,913	$-	$79,282,099

Investments in Securities Sold Short: (Liabilities)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Short Fund
Common Stocks*	$(905,234,793)	$-	$-	$(905,234,793)

Research Opportunities Fund
Common Stocks*	$(12,905,516)	$-	$-	$(12,905,516)

Financial Long-Short Fund
Common Stocks*	$(3,859,781)	$-	$-	$(3,859,781)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

The following table presents the Small Cap Fund's assets measured at fair value on a recurring basis using significant unobervable inputs (Level 3) for the three months ended March 31, 2019.

Common Stocks
Value, December 31, 2018	$1,797,682
Net changed in unrealized appreciation (depreciation)*	19,755
Value, March 31, 2019	$1,817,437

*	Represents change in unrealized appreciation on investments still held at March 31, 2019.

There were no transfers into or out of Level 3 for the period ended March 31, 2019.

The following table summarizes the valuation techniques used and unobservable inputs approved and monitored by the Board of Trustees to determine the fair value of Small Cap Fund’s Level 3 common stocks as of March 31, 2019:

					Impact to
		Valuation	Unobservable		Valuation From a
	Fair Value	Technique	Input	Range	Decrease in Input
Common stocks	$1,817,437	Net present value calculation of net asset value of the liquidating trust	Value of assets and liabilities in liquidating trust	$0.93 per share	Decrease in Valuation
			Discount rate	9%	Increase in valuation

This security is presently part of a liquidating trust. The Valuation & Liquidity Committee’s valuation method for this security is based on calculating a share price based on the NAV by reviewing the latest available public information on assets and liabilities held in the liquidating trust. Once the NAV is calculated, the Valuation & Liquidity Committee applies an appropriate market discount rate used to calculate the net present value of the expected cash flows that will potentially be received by the Fund.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund, Corporate Credit Fund and High Yield Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment adviser, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash or U.S. Treasury obligations as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Securities on loan are also collateralized by various U.S. Treasury obligations. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

As of March 31, 2019, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$119,720,541	$122,875,416
Small-Mid Cap Fund	119,902,772	121,517,805
Mid Cap Fund	3,342,710	3,337,156
Large Cap Fund	51,085,653	51,651,096
All Cap Select Fund	13,277,014	13,553,284
Long-Short Fund	793,263,542	809,678,212
Research Opportunities Fund	13,596,430	13,803,333
Financial Long-Short Fund	6,928,145	7,068,247
Global Fund	416,856	428,591
Short Duration Fund	47,083,188	48,045,670
Core Bond Fund	4,441,237	4,536,844
Corporate Credit Fund	73,986,967	75,523,745
High Yield Fund	5,155,840	5,270,155

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

3. Federal Tax Information

As of March 31, 2019, the Funds' federal tax cost of portfolio investments and net unrealized appreciation (depreciation) on portfolio investments were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of portfolio investments	$748,152,481	$2,065,852,821	$117,186,347	$4,335,235,478
Gross unrealized appreciation	295,489,681	447,982,152	18,443,225	1,520,541,018
Gross unrealized depreciation	(78,148,495)	(147,002,308)	(8,110,870)	(189,823,244)
Net unrealized appreciation (depreciation) on portfolio investments	$217,341,186	$300,979,844	$10,332,355	$1,330,717,774

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund
Tax cost of portfolio investments	$226,405,817	$3,009,391,757	$59,436,066	$27,109,134
Gross unrealized appreciation	17,649,289	711,692,304	7,040,067	3,524,101
Gross unrealized depreciation	(14,195,720)	(47,031,033)	(3,279,195)	(2,325,958)
Net unrealized appreciation (depreciation) on portfolio investments	$3,453,569	$664,661,271	$3,760,872	$1,198,143

	Global Fund	Short Duration Total Return Fund	Core Bond Fund	Corporate Credit Fund
Tax cost of portfolio investments	$18,590,792	$643,185,807	$61,259,259	$928,130,300
Gross unrealized appreciation	689,397	6,737,266	1,261,695	12,907,752
Gross unrealized depreciation	(1,690,223)	(5,505,959)	(1,115,575)	(12,461,328)
Net unrealized appreciation (depreciation) on portfolio investments	$(1,000,826)	$1,231,307	$146,120	$446,424

High Yield Fund
Tax cost of portfolio investments	$78,929,823
Gross unrealized appreciation	1,329,791
Gross unrealized depreciation	(977,515)
Net unrealized appreciation (depreciation) on portfolio investments	$352,276

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. Affiliated Investments

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Long-Short Fund and Corporate Credit Fund each own Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in the Short Duration Fund during the three months ended March 31, 2019 is as follows:

Affiliated Fund	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Long-Short Fund	Corporate Credit Fund

Short Duration Fund

Value, December 31, 2018	$39,405,005	$38,869,026	$2,237,057	$91,442,964	$32,028,667

Purchases	213,534	375,986	21,639	884,541	7,341,723
Sales	(39,721,907)	-	-	-	-
Realized Gains	71,515	-	-	-	-
Change in Unrealized Appreciation/Depreciation	31,853	194,432	11,191	457,419	185,086

Value, March 31, 2019	$0	$39,439,444	$2,269,887	$92,784,924	$39,555,476

Income Distributions	$213,534	$375,986	$21,639	$884,541	$341,723

Subsequent Events

The Funds evaluated events from March 31, 2019 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements, other than disclosed below:

On February 14, 2019, the Board of Trustees approved an Agreement and Plan of Reorganization to merge the Financial Long-Short Fund with and into the Research Opportunities Fund. The merger is subject to the approval of Financial Long-Short Fund shareholders at shareholder meeting to be held on May 30, 2019.

On May 17, 2019, shareholders of the All Cap Select Fund voted to eliminate the All Cap Select Fund’s fundamental investment restriction regarding diversification of investments, so that the All Cap Select Fund may operate as a “non-diversified” investment company.